                                 ANNUAL REPORT

                               December 31, 1999

                              SAFECO Mutual Funds

                                  Stock Funds
                                 No-Load Class

                                --------------

                       Growth Fund.......................   2
                       Equity Fund.......................   7
                       Income Fund.......................  12
                       Northwest Fund....................  17
                       International Stock Fund..........  22
                       Balanced Fund.....................  28
                       Small Company Stock Fund..........  34
                       U.S. Value Fund...................  39

                                 [LOGO OF SAFECO(R)]

                         REPORT FROM THE FUND MANAGER
                              SAFECO Growth Fund
                               December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                         [PHOTO OF THOMAS M. MAGUIRE]

                               THOMAS M. MAGUIRE

     While SAFECO Growth Fund's 1999 performance was disappointing, it ended on an encouraging note. In the fourth quarter, the Fund outper-formed the S&P 500.

     Keeping true to my style--trying to buy growth at a reasonable price--caused us to underperform as hyper-growth and technology stocks have driven the market. The Fund has never owned much tech (because valuations appear excessive, competition is intense, and I'm not comfortable with it). Until recently, we've been able to hold our own, or outperform, without it.

     The second reason for our bad (and good) performance is that I take big positions. In 1999, a number of them disappointed. Family Golf overex-tended itself by trying to grow too fast and Prison Realty Trust prac-ticed questionable disclosure. I've eliminated them both. Conseco--despite a number



                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - No-Load Class


Average Annual Total Return
for the periods ended December 31, 1999        Quarter     1 Year          5 Year        10 Year
-------------------------------------------------------------------------------------------------
SAFECO Growth Fund                              16.85 %     2.64 %          20.01 %       14.91 %
S & P 500 Index                                 14.88 %    21.04 %          28.54 %       18.19 %
Lipper. Inc. (Mid-Cap Core Funds)               30.20 %    38.27 %          21.93 %       16.28 %



                                                   Growth Fund          S&P 500 Index
                                                   -----------          -------------
                                 12/31/89            10,000                10,000
                                  1/31/90             9,031                 9,329
                                  2/28/90             9,278                 9,450
                                  3/31/90             9,837                 9,700
                                  4/30/90             9,880                 9,459
                                  5/31/90            10,892                10,379
                                  6/30/90            11,126                10,309
                                  7/31/90            10,728                10,276
                                  8/31/90             8,878                 9,348
                                  9/30/90             7,882                 8,894
                                 10/31/90             7,352                 8,856
                                 11/30/90             7,896                 9,428
                                 12/31/90             8,503                 9,690
                                  1/31/91             9,353                10,111
                                  2/28/91            10,642                10,833
                                  3/31/91            11,162                11,095
                                  4/30/91            11,700                11,122
                                  5/31/91            12,472                11,600
                                  6/30/91            11,729                11,069
                                  7/31/91            12,827                11,584
                                  8/31/91            13,336                11,858
                                  9/30/91            13,417                11,660
                                 10/31/91            13,821                11,816
                                 11/30/91            12,655                11,341
                                 12/31/91            13,831                12,636
                                  1/31/92            14,843                12,401
                                  2/28/92            14,737                12,561
                                  3/31/92            13,642                12,317
                                  4/30/92            12,796                12,679
                                  5/31/92            12,478                12,741
                                  6/30/92            11,519                12,551
                                  7/31/92            12,003                13,064
                                  8/31/92            11,323                12,797
                                  9/30/92            11,024                12,947
                                 10/31/92            11,490                12,991
                                 11/30/92            12,941                13,433
                                 12/31/92            13,406                13,597
                                  1/31/93            13,966                13,711
                                  2/28/93            13,035                13,898
                                  3/31/93            13,548                14,191
                                  4/30/93            12,712                13,848
                                  5/31/93            13,367                14,217
                                  6/30/93            13,784                14,259
                                  7/31/93            13,737                14,201
                                  8/31/93            14,620                14,739
                                  9/30/93            15,262                14,623
                                 10/31/93            15,651                14,925
                                 11/30/93            14,991                14,783
                                 12/31/93            16,381                14,962
                                  1/31/94            17,263                15,470
                                  2/28/94            16,438                15,051
                                  3/31/94            15,613                14,396
                                  4/30/94            16,030                14,580
                                  5/31/94            16,177                14,819
                                  6/30/94            14,976                14,456
                                  7/31/94            15,311                14,931
                                  8/31/94            16,266                15,542
                                  9/30/94            15,854                15,162
                                 10/31/94            16,082                15,502
                                 11/30/94            15,644                14,938
                                 12/31/94            16,115                15,159
                                  1/31/95            15,867                15,552
                                  2/28/95            16,739                16,157
                                  3/31/95            16,675                16,633
                                  4/30/95            16,758                17,123
                                  5/31/95            17,428                17,806
                                  6/30/95            18,483                18,219
                                  7/31/95            19,136                18,823
                                  8/31/95            19,071                18,870
                                  9/30/95            19,648                19,666
                                 10/31/95            19,561                19,596
                                 11/30/95            19,759                20,455
                                 12/31/95            20,322                20,849
                                  1/31/96            21,074                21,558
                                  2/28/96            21,865                21,758
                                  3/31/96            21,531                21,968
                                  4/30/96            22,447                22,292
                                  5/31/96            23,400                22,866
                                  6/30/96            22,384                22,953
                                  7/31/96            20,176                21,939
                                  8/31/96            21,380                22,403
                                  9/30/96            22,430                23,662
                                 10/31/96            22,910                24,315
                                 11/30/96            23,795                26,151
                                 12/31/96            24,976                25,633
                                  1/31/97            27,124                27,234
                                  2/28/97            26,403                27,447
                                  3/31/97            25,476                26,322
                                  4/30/97            24,299                27,892
                                  5/31/97            27,978                29,589
                                  6/30/97            30,303                30,914
                                  7/31/97            32,069                33,373
                                  8/31/97            33,217                31,504
                                  9/30/97            35,896                33,229
                                 10/30/97            35,234                32,120
                                 11/30/97            36,764                33,606
                                 12/31/97            37,454                34,183
                                  1/31/98            37,905                34,560
                                  2/28/98            41,725                37,052
                                  3/31/98            44,295                38,948
                                  4/30/98            46,013                39,339
                                  5/31/98            43,861                38,664
                                  6/30/98            43,828                40,233
                                  7/31/98            41,625                39,806
                                  8/31/98            31,515                34,057
                                  9/30/98            32,700                36,239
                                 10/31/98            35,286                39,184
                                 11/30/98            37,087                41,558
                                 12/31/98            39,089                43,951
                                  1/31/99            39,985                45,789
                                  2/28/99            35,284                44,366
                                  3/31/99            35,456                46,141
                                  4/30/99            36,024                47,928
                                  5/31/99            35,301                46,796
                                  6/30/99            36,627                49,393
                                  7/31/99            35,508                47,851
                                  8/31/99            34,251                47,613
                                  9/30/99            34,337                46,308
                                 10/31/99            34,767                49,238
                                 11/30/99            36,265                50,242
                                 12/31/99            40,123                53,200

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

of positive moves to enhance shareholder value, including more conservative accounting and significant insider stock purchasing--has contin-ued to decline. I still like it and will wait with a re-duced position, 4.1% of net assets.
    Nu Skin disappointed due to problems in their largest market, Japan. I neither bought nor sold it, as the stock could work out in a few quar-ters. Despite having good operating results and good outlooks, Rent-Way and Rent-A-Center declined on a sell recommendation that proved unfounded. I used the weakness to buy more. Both companies operate cash businesses in a growing market. I cut back AMFM and Emmis Communications at high valuations and invested the proceeds in lower valued names.
    My hope for 2000 is that our performance will continue to

      [PIE CHART]

                     Weightings As a Percent of Net Assets
--------------------------------------------------------------------------------

Common Stocks:

1)   Large ($4 Bil and above) -                         9%
2)   Medium ($1 Bil. - $4 Bil.) -                      23%
3)   Small (Less than $1 Bil.) -                       68%
                                                      ----
                                                      100%


                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
MICROS Systems, Inc........................................................ 9.9%
 (Computers-Hardware)
NCO Group, Inc............................................................. 5.4
 (Services-Commercial & Consumer)
Rent-A-Center, Inc......................................................... 5.3
 (Services-Commercial & Consumer)
United Stationers, Inc..................................................... 5.2
 (Office Equipment & Supplies)
Conseco, Inc............................................................... 4.1
 (Insurance-Life & Health)
Dura Pharmaceuticals, Inc.................................................. 3.7
 (Health Care-Drugs-Generic & Other)
Rent-Way, Inc.............................................................. 3.7
 (Services-Commercial & Consumer)
Emisphere Technologies, Inc................................................ 3.5
 (Health Care-Diversified)
PolyMedica Industries, Inc................................................. 3.4
 (Health Care-Medical Products & Supplies)
Mail-Well, Inc............................................................. 2.7
 (Specialty Printing)

TOP FIVE PURCHASES                                                          Cost
For the Year Ended Dec. 31, 1999                                         (000's)
--------------------------------------------------------------------------------
Rent-A-Center, Inc..................................................... $33,629
NCO Group, Inc.........................................................  31,495
Rent-Way, Inc..........................................................  30,893
Mylan Laboratories, Inc................................................  19,149
SFX Entertainment, Inc. (Class A)......................................  18,500

TOP FIVE SALES                                                          Proceeds
For the Year Ended Dec. 31, 1999                                         (000's)
--------------------------------------------------------------------------------
AMFM, Inc............................................................. $213,927
Emmis Communications Corp. (Class A)..................................   79,866
Conseco, Inc..........................................................   67,403
NCO Group, Inc........................................................   43,552
Prison Realty Corp....................................................   41,637

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Services (Commercial & Consumer)............................................ 21%
Computers (Hardware)........................................................ 10
Computers (Software & Services).............................................  9
Office Equipment & Supplies.................................................  6
Health Care (Major Pharmaceuticals).........................................  5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
trend above the market as investors come to appreciate the combination of grow-ing earnings and good value. In the meantime, thank you for your patience. The Fund's long-term record shows that hanging in there may be the best remedy for the suffering.

Thomas M. Maguire
--------------------------------------------------------------------------------

After completing his MBA at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               SAFECO Growth Fund
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 100.1%

 Air Freight - 0.1%
   611,000 *+Dynamex, Inc. (Illiquid++)............................... $    916

 Auto Parts & Equipment - 0.1%
   592,400 *+Precision Auto Care, Inc. .................................... 666

 Banks (Major Regional) - 0.4%
   172,275 Provident Bankshares Corp. ................................... 2,983

 Broadcasting (TV, Radio & Cable) - 0.9%
    14,000 *AMFM, Inc. .................................................. 1,095
   301,900 *Salem Communications Corp. (Class A)......................... 6,830

 Chemicals (Specialty) - 0.1%
   121,900 *TETRA Technologies, Inc. ...................................... 884

 Communication Equipment - 1.3%
   239,200 *Research In Motion, Ltd. ................................... 11,048

 Computers (Hardware) - 9.9%
 1,151,528 *+MICROS Systems, Inc. ...................................... 85,213

 Computers (Peripherals) - 0.5%
   298,500 *Quantum Corp. - DLT & Storage Systems........................ 4,515

 Computers (Software & Services) - 8.8%
   731,700 *Aspen Technology, Inc. ..................................... 19,344
   450,641 Autodesk, Inc. .............................................. 15,209
   573,700 *Cadence Design Systems, Inc. ............................... 13,769
   805,800 *Ciber, Inc. ................................................ 22,159
   831,700 *+Phoenix International Ltd., Inc. ........................... 3,223
   314,200 *TRO Learning, Inc. .......................................... 1,689

 Consumer (Jewelry, Novelties & Gifts) - 0.5%
   370,500 *Action Performance Cos., Inc. ............................... 4,261

 Consumer Finance - 1.7%
   471,050 *Creditrust Corp. ............................................ 3,621
   397,535 Doral Financial Corp. ........................................ 4,895
 1,435,200 *+Towne Services, Inc. ....................................... 5,741


 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Distributors (Food & Health) - 2.7%
  2,348,400 *+Nu Skin Enterprises, Inc. (Class A)..................... $ 21,282
    516,140 *+Weider Nutrition International, Inc. ...................... 1,903

 Entertainment - 2.7%
    640,000 * SFX Entertainment, Inc. (Class A)......................... 23,160

 Financial (Diversified) - 0.4%
    417,300 *+BNC Mortgage, Inc. ........................................ 2,712
    439,700 *United Panam Financial Corp. ................................. 852

 Health Care (Diversified) - 5.0%
    758,700 *+Anesta Corp. ............................................. 13,040
    984,435 *+Emisphere Technologies, Inc. ............................. 29,595

 Health Care (Drugs - Generic & Other) - 3.9%
  2,306,300 *+Dura Pharmaceuticals, Inc. ............................... 32,144
    494,900 *+Nastech Pharmaceutical Co., Inc. .......................... 1,670

 Health Care (Long-Term Care) - 1.1%
    734,600 *Res-Care, Inc. ............................................. 9,366

 Health Care (Major Pharmaceuticals) - 5.3%
    526,400 Mylan Laboratories, Inc. ................................... 13,259
  2,346,756 *+Serologicals Corp. ....................................... 14,081
    252,300 Teva Pharmaceutical Industries, Ltd. (ADR).................. 18,087

 Health Care (Managed Care) - 0.1%
    173,500 *Matria Healthcare, Inc. ...................................... 716

 Health Care (Medical Products & Supplies) - 4.3%
    560,550 *+Lifeline Systems, Inc. .................................... 8,408
  1,245,000 *+PolyMedica Industries, Inc. .............................. 28,791

 Health Care (Specialized Services) - 1.6%
    552,600 *+American Healthcorp, Inc. ................................. 2,521
  1,226,300 *+Prime Medical Services, Inc. ............................. 11,190

 Housewares - 0.5%
    369,900 *+Home Products International, Inc. ......................... 3,838

 Insurance (Life & Health) - 4.1%
  1,952,329 Conseco, Inc. .............................................. 34,898



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Leisure Time (Products) - 0.1%
   356,900 *+American Coin Merchandising, Inc. ....................... $    981

 Lodging (Hotels) - 0.9%
   622,400 *ResortQuest International, Inc. ............................. 2,606
 1,026,800 *+Suburban Lodges of America, Inc. ........................... 5,327

 Machinery (Diversified) - 0.2%
   438,350 Chart Industries, Inc. ....................................... 1,753

 Manufacturing (Diversified) - 1.3%
   402,400 *Nortek, Inc. ............................................... 11,267

 Office Equipment & Supplies - 5.7%
   710,000 *+TRM Copy Centers Corp. ..................................... 4,349
 1,555,400 *United Stationers, Inc. .................................... 44,426

 Personal Care - 0.7%
   925,000 *+French Fragrances, Inc. .................................... 5,955

 Restaurants - 0.2%
   298,600 *Schlotzsky's, Inc. .......................................... 1,978

 Retail (Department Stores) - 0.7%
   262,300 *Rainbow Rentals, Inc. ....................................... 1,885
   246,000 *Value City Department Stores, Inc. .......................... 3,721

 Retail (Drug Stores) - 1.0%
   217,000 CVS Corp. .................................................... 8,666

 Retail (Food Chains) - 0.3%
   307,500 *NPC International, Inc. ..................................... 2,422

 Retail (Home Shopping) - 1.3%
   714,900 *+Damark International, Inc. ................................ 11,260

 Retail (Specialty) - 1.6%
   623,600 *+Blue Rhino Corp. ........................................... 6,080
   354,300 *+Funco, Inc. ................................................ 3,964
   271,000 *+Travis Boats & Motors, Inc. ................................ 3,252

 Retail (Specialty - Apparel) - 0.8%
   479,500 *+Concepts Direct, Inc. ...................................... 5,215
   542,213 *+Harold's Stores, Inc. ...................................... 2,033

 Services (Commercial & Consumer) - 20.8%
   787,700 *Bluegreen Corp. ............................................. 3,938

 SHARES OR
 PRINCIPAL AMOUNT                                                 VALUE (000's)
--------------------------------------------------------------------------------
   669,700 Central Parking Corp. .................................... $ 12,808
   495,600 *FirstService Corp. ......................................... 6,784
   494,700 *Iron Mountain, Inc. ....................................... 19,448
   103,300 *Modis Professional Services, Inc. .......................... 1,472
 1,528,335 *+NCO Group, Inc. .......................................... 46,041
   220,200 *Pierce Leahy Corp. ......................................... 9,524
 2,288,000 *+Rent-A-Center, Inc. ...................................... 45,331
 1,706,100 *+Rent-Way, Inc. ........................................... 31,883
   305,800 SunSource, Inc. ............................................. 1,300

 Services (Computer Systems) - 1.2%
   650,800 *Computer Horizons Corp. ................................... 10,535

 Services (Employment) - 2.0%
   805,100 *+Hall, Kinion & Associates, Inc. .......................... 17,310

 Specialty Printing - 2.7%
 1,720,900 *Mail-Well, Inc. ........................................... 23,232

 Telecommunications (Cellular/Wireless) - 1.0%
   822,685 *CellStar Corp. ............................................. 8,124

 Telephone - 1.6%
 1,013,400 *+Innotrac Corp. ........................................... 13,934
                                                                         -------
 TOTAL COMMON STOCKS................................................... 858,378
                                                                         -------

 CASH EQUIVALENTS - 0.0%

 Investment Companies
     4,899 J.P. Morgan Institutional Prime Money Market..................... 5
                                                                         -------
 TOTAL CASH EQUIVALENTS...................................................... 5
                                                                         -------
 TOTAL INVESTMENTS - 100.1%............................................ 858,383
 Other Assets, less Liabilities......................................... (1,108)
                                                                         -------
 NET ASSETS........................................................... $857,275
                                                                         -------
                                                                         -------

--------------------------------------------------------------------------------
* Non-income producing security.
+Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company). ++Securities are valued at fair value as determined by, and under the supervision of, the Board of Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO Equity Fund
                               December 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          [PHOTO OF RICHARD MEAGLEY]

                                RICHARD MEAGLEY

     The SAFECO Equity Fund ended the year and latest quarter below the Lipper, Inc. average for large-cap value funds, and the S&P 500. The Fund's returns fell short because it is underweighted in technology, which was the market's best-performing sector, and overweighted in financials.

     As interest rates climbed, mortgage-related stocks such as Washington Mutu-al, Fannie Mae and Freddie Mac fell beyond reason. Even as analysts raised earning estimates for Fannie Mae, investors sent the stock down.

     I started to broaden our technology holdings-- adding to telecommunication equipment manufacturer Lucent Technologies and beginning a position in CenturyTel which, I think, is growing by smart acquisitions. And I look forward to adding to technology--at reasonable prices.



                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - No-Load Class


Average Annual Total Return
for the periods ended December 31, 1999          Quarter        1 Year       5 Year       10 Year
--------------------------------------------------------------------------------------------------
SAFECO Equity Fund                                6.35 %        9.37 %       21.59 %      17.19 %
S & P 500 Index                                  14.88 %       21.04 %       28.54 %      18.19 %
Lipper, Inc, (Large-Cap Value Funds)              8.74 %       11.23 %       22.56 %      15.06 %


                                                  Equity Fund            S&P 500 Index
                                                  -----------            -------------
                                 12/31/89           10,000                   10,000
                                  1/31/90            9,170                   9,329
                                  2/28/90            9,256                   9,450
                                  3/31/90            9,599                   9,700
                                  4/30/90            9,321                   9,459
                                  5/31/90           10,222                   10,379
                                  6/30/90           10,206                   10,309
                                  7/31/90           10,023                   10,276
                                  8/31/90            8,965                   9,348
                                  9/30/90            8,528                   8,894
                                 10/31/90            8,346                   8,856
                                 11/30/90            8,801                   9,428
                                 12/31/90            9,143                   9,690
                                  1/31/91            9,612                   10,111
                                  2/28/91           10,183                   10,833
                                  3/31/91           10,470                   11,095
                                  4/30/91           10,685                   11,122
                                  5/31/91           11,115                   11,600
                                  6/30/91           10,401                   11,069
                                  7/31/91           11,098                   11,584
                                  8/31/91           11,273                   11,858
                                  9/30/91           11,120                   11,660
                                 10/31/91           11,302                   11,816
                                 11/30/91           10,595                   11,341
                                 12/31/91           11,695                   12,636
                                  1/31/92           12,391                   12,401
                                  2/28/92           12,601                   12,561
                                  3/31/92           12,034                   12,317
                                  4/30/92           12,134                   12,679
                                  5/31/92           12,023                   12,741
                                  6/30/92           11,155                   12,551
                                  7/31/92           11,611                   13,064
                                  8/31/92           11,133                   12,797
                                  9/30/92           11,165                   12,947
                                 10/31/92           11,704                   12,991
                                 11/30/92           12,477                   13,433
                                 12/31/92           12,778                   13,597
                                  1/31/93           13,202                   13,711
                                  2/28/93           13,213                   13,898
                                  3/31/93           13,923                   14,191
                                  4/30/93           13,605                   13,848
                                  5/31/93           14,725                   14,217
                                  6/30/93           14,785                   14,259
                                  7/31/93           14,584                   14,201
                                  8/31/93           15,401                   14,739
                                  9/30/93           15,829                   14,623
                                 10/31/93           16,246                   14,925
                                 11/30/93           16,334                   14,783
                                 12/31/93           16,728                   14,962
                                  1/31/94           17,731                   15,470
                                  2/28/94           17,286                   15,051
                                  3/31/94           16,623                   14,396
                                  4/30/94           17,158                   14,580
                                  5/31/94           17,654                   14,819
                                  6/30/94           17,019                   14,456
                                  7/31/94           17,454                   14,931
                                  8/31/94           18,516                   15,542
                                  9/30/94           18,443                   15,162
                                 10/31/94           18,788                   15,502
                                 11/30/94           18,416                   14,938
                                 12/31/94           18,390                   15,159
                                  1/31/95           18,524                   15,552
                                  2/28/95           19,008                   16,157
                                  3/31/95           19,163                   16,633
                                  4/30/95           19,677                   17,123
                                  5/31/95           20,177                   17,806
                                  6/30/95           20,678                   18,219
                                  7/31/95           21,004                   18,823
                                  8/31/95           21,589                   18,870
                                  9/30/95           22,424                   19,666
                                 10/31/95           22,146                   19,596
                                 11/30/95           22,864                   20,455
                                 12/31/95           23,035                   20,849
                                  1/31/96           23,651                   21,558
                                  2/28/96           23,861                   21,758
                                  3/31/96           24,106                   21,968
                                  4/30/96           24,619                   22,292
                                  5/31/96           25,192                   22,866
                                  6/30/96           25,659                   22,953
                                  7/31/96           24,674                   21,939
                                  8/31/96           24,932                   22,403
                                  9/30/96           26,469                   23,662
                                 10/31/96           27,321                   24,315
                                 11/30/96           29,375                   26,151
                                 12/31/96           28,795                   25,633
                                  1/31/97           30,461                   27,234
                                  2/28/97           30,582                   27,447
                                  3/31/97           29,356                   26,322
                                  4/30/97           30,208                   27,892
                                  5/31/97           32,209                   29,589
                                  6/30/97           33,525                   30,914
                                  7/31/97           35,794                   33,373
                                  8/31/97           33,944                   31,504
                                  9/30/97           35,167                   33,229
                                 10/30/97           34,047                   32,120
                                 11/30/97           35,150                   33,606
                                 12/31/97           35,766                   34,183
                                  1/31/98           36,315                   34,560
                                  2/28/98           39,189                   37,052
                                  3/31/98           40,503                   38,948
                                  4/30/98           40,576                   39,339
                                  5/31/98           39,824                   38,664
                                  6/30/98           40,842                   40,233
                                  7/31/98           40,364                   39,806
                                  8/31/98           35,141                   34,057
                                  9/30/98           37,639                   36,239
                                 10/31/98           40,977                   39,184
                                 11/30/98           43,577                   41,558
                                 12/31/98           44,683                   43,951
                                  1/31/99           45,394                   45,789
                                  2/28/99           44,491                   44,366
                                  3/31/99           45,909                   46,141
                                  4/30/99           48,780                   47,928
                                  5/31/99           47,778                   46,796
                                  6/30/99           49,252                   49,393
                                  7/31/99           48,248                   47,851
                                  8/31/99           47,766                   47,613
                                  9/30/99           45,952                   46,308
                                 10/31/99           49,277                   49,238
                                 11/30/99           48,446                   50,242
                                 12/31/99           48,871                   53,200

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     I remain very cautious about valua-tions, which explains our weightings in both technology and finance. In the fourth quarter, I made additions to Washington Mutual (WaMu) and Albertson's (another com-pany whose stock declined beyond its bad news). I funded the WaMu additions (and held down our financial weighting) by eliminating U.S. Bancorp.
     I tend to populate the Fund with long-term core positions, which I will continue to buy and hold when they are down as long as I believe they are good companies with fixable, short-term problems. If not, I eliminate them, as was the case with Lock-heed Martin and 3Com. Procter & Gamble, a long-term core position, is a differ-ent story. I sold it down from our largest holding


Weightings
As a Percent of Net Assets
--------------------------------------------------------------------------------

      [PIE CHART]

Common Stocks:

1)   Large ($4 Bil and above) -                        99%
3)   Cash and Other -                                   1%
                                                      ----
                                                      100%


                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Microsoft Corp............................................................ 4.4%
 (Computers-Software & Services)
General Electric Co....................................................... 4.2
 (Electrical Equipment)
Federal National Mortgage Association..................................... 3.3
 (Financial-Diversified)
Johnson & Johnson......................................................... 3.3
 (Health Care-Diversified)
Exxon Mobil Corp.......................................................... 3.3
 (Oil-International Integrated)
Washington Mutual, Inc.................................................... 3.1
 (Savings & Loans)
Gannett Co., Inc.......................................................... 3.1
 (Publishing-Newspapers)
Albertson's, Inc.......................................................... 3.0
 (Retail-Food Chains)
Intel Corp................................................................ 2.9
 (Electronics-Semiconductors)
Procter & Gamble Co....................................................... 2.9
 (Household Products-Non-Durables)

TOP FIVE PURCHASES                                                          Cost
For the Year Ended Dec. 31, 1999                                         (000's)
--------------------------------------------------------------------------------
Gannett Co., Inc........................................................ $59,092
Emerson Electric Co.....................................................  57,969
Albertson's, Inc. ......................................................  55,445
MCI WorldCom, Inc.......................................................  52,758
Procter & Gamble Co.....................................................  51,966

TOP FIVE SALES                                                          Proceeds
For the Year Ended Dec. 31, 1999                                         (000's)
--------------------------------------------------------------------------------
Intel Corp............................................................. $43,679
Procter & Gamble Co....................................................  43,514
Philip Morris Cos., Inc................................................  41,637
Motorola, Inc. ........................................................  37,800
Hewlett-Packard Co. ...................................................  34,112

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Health Care (Diversified)................................................... 9%
Telephone................................................................... 7
Electrical Equipment........................................................ 6
Household Products (Non-Durables)........................................... 6
Oil (International Integrated).............................................. 5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
when it was trading at 32 times 2000 estimated earnings in a broad market sell-ing at 25 times.
    I believe the Fund is made up of high-quality companies with predictable earnings growth and positioned to do well in a moderating economy.

Richard Meagley

--------------------------------------------------------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Fund Manager. He holds an MBA from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               SAFECO Equity Fund
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 98.7%

 Banks (Major Regional) - 4.3%
   682,000 Bank of America Corp..................................... $   34,228
 1,125,000 Citigroup, Inc............................................... 62,508

 Banks (Money Center) - 2.1%
   600,000 Chase Manhattan Corp. ........................................46,612

 Beverages (Alcoholic) - 1.6%
   500,000 Anheuser-Busch Co., Inc...................................... 35,437

 Beverages (Non-Alcoholic) - 2.4%
 1,500,000 PepsiCo, Inc. ................................................52,875

 Chemicals - 3.7%
   505,000 Du Pont (E.I.) de Nemours & Co............................... 33,267
 1,000,000 Praxair, Inc................................................. 50,312

 Computers (Hardware) - 4.0%
   400,000 Hewlett-Packard Co........................................... 45,575
   400,000 International Business Machines Corp......................... 43,200

 Computers (Software & Services) - 4.4%
   850,000 *Microsoft Corp.............................................. 99,238

 Electrical Equipment - 6.0%
   724,500 Emerson Electric Co.......................................... 41,568
   600,000 General Electric Co.......................................... 92,850

 Electronics (Semiconductors) - 2.9%
   800,000 Intel Corp. ..................................................65,850

 Entertainment - 3.3%
 1,000,000 The Walt Disney Co. ..........................................29,250
   625,000 Time Warner, Inc............................................. 45,273

 Financial (Diversified) - 5.0%
   800,000 Federal Home Loan Mortgage Corp.............................. 37,650
 1,200,000 Federal National Mortgage Association........................ 74,925

 Foods - 2.1%
   900,000 Bestfoods.................................................... 47,306


 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Health Care (Diversified) - 8.7%
  1,500,000 Abbott Laboratories..................................... $   54,469
    600,000 American Home Products Corp................................. 23,663
    650,000 Bristol-Myers Squibb Co. ....................................41,722
    800,000 Johnson & Johnson........................................... 74,500

 Health Care (Major Pharmaceuticals) - 2.2%
    730,000 Merck & Co., Inc............................................ 48,956

 Household Products (Non-Durables) - 5.6%
    900,000 Kimberly-Clark Corp. ........................................58,725
    600,000 Procter & Gamble Co......................................... 65,738

 Insurance (Multi-Line) - 3.6%
    500,000 American International Group, Inc........................... 54,063
    550,000 Hartford Financial Services Group, Inc...................... 26,056

 Manufacturing (Diversified) - 3.6%
    750,000 Dover Corp.................................................. 34,031
    700,000 Honeywell International, Inc. ...............................40,381
     99,800 Illinois Tool Works, Inc..................................... 6,743

 Office Equipment & Supplies - 1.1%
  1,100,000 Xerox Corp. .................................................24,956

 Oil (International Integrated) - 5.2%
    903,080 Exxon Mobil Corp............................................ 72,754
    725,000 Royal Dutch Petroleum Co. (ADR)............................. 43,817

 Publishing (Newspapers) - 3.1%
    850,000 Gannett Co., Inc. ...........................................69,328

 Retail (Department Stores) - 1.7%
  1,175,000 May Department Stores Co. ...................................37,894

 Retail (Drug Stores) - 2.1%
  1,150,000 CVS Corp. ...................................................45,928

 Retail (Food Chains) - 3.0%
  2,100,000 Albertson's, Inc............................................ 67,725

 Retail (General Merchandise) - 1.5%
    470,000 Wal-Mart Stores, Inc. .......................................32,489



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Savings & Loans - 3.1%
  2,700,000 Washington Mutual, Inc.................................. $   70,200

 Services (Data Processing) - 1.5%
    600,000 Automatic Data Processing, Inc.............................. 32,325

 Telecommunications (Equipment) - 1.9%
    550,000 Lucent Technologies, Inc.................................... 41,147

 Telecommunications (Long Distance) - 2.5%
  1,100,000 AT&T Corp................................................... 55,825

 Telephone - 6.5%
    900,000 Bell Atlantic Corp.......................................... 55,406
    850,000 CenturyTel, Inc............................................. 40,269
    945,000 *MCI WorldCom, Inc.......................................... 50,144
                                                                        --------
 TOTAL COMMON STOCKS.................................................. 2,207,178
                                                                        --------


 SHARES OR
 PRINCIPAL AMOUNT                                                 VALUE (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 1.6%

 Investment Companies
 36,948,080 J.P. Morgan Institutional Prime Money Market............ $   36,948
                                                                        --------
 TOTAL CASH EQUIVALENTS................................................. 36,948
                                                                        --------
 TOTAL INVESTMENTS - 100.3%.......................................... 2,244,126
 Other Assets, less Liabilities......................................... (6,942)
                                                                        --------
 NET ASSETS......................................................... $2,237,184
                                                                        --------
                                                                        --------

--------------------------------------------------------------------------------
* Non-income producing security.


                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO Income Fund
                               December 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            [PHOTO OF THOMAS RATH]

                                  THOMAS RATH

    The SAFECO Income Fund had a great fourth quarter, yet it wasn't enough to carry our annual return above the S&P 500. The year, itself, was characterized by the market's focus on large-cap growth stocks, primarily technology, where we were underweighted in the first half.
    Midyear, I made the hardest decision an investor makes. I cut our losses in the large positions we'd built in Prison Realty, Family Golf and Suburban Lodges, and redirected assets into higher-quality companies and technology. Thus, with increased exposure to technology, the Fund outperformed its equity-income peers for the 4th quarter of 1999.
    Reconfiguring the Fund, I sought growth at a reasonable price. In the case of BEA Systems, the price didn't stay "reasonable" very long. This company, which provides nuts and bolts software

                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - No-Load Class


                                 Average Annual Total Return
                                 for the periods ended December 31, 1999       Quarter         1 Year         5 Year        10 Year
                                 ---------------------------------------------------------------------------------------------------
                                 SAFECO Income Fund                             11.43 %        1.17 %        17.06 %       11.61 %
                                 S & P 500 Index                                14.88 %       21.04 %        28.54 %       18.19 %
                                 Lipper. Inc. (Equity/Income Funds)              3.80 %        3.34 %        17.36 %       12.40 %


                                                  Income Fund             S&P 500 Index
                                  12/31/89           10,000                   10,000
                                   1/31/90           9,495                    9,329
                                   2/28/90           9,538                    9,450
                                   3/31/90           9,611                    9,700
                                   4/30/90           9,250                    9,459
                                   5/31/90           9,737                    10,379
                                   6/30/90           9,698                    10,309
                                   7/31/90           9,525                    10,276
                                   8/31/90           8,819                    9,348
                                   9/30/90           8,457                    8,894
                                  10/31/90           8,253                    8,856
                                  11/30/90           8,759                    9,428
                                  12/31/90           8,925                    9,690
                                   1/31/91           9,272                    10,111
                                   2/28/91           9,806                    10,833
                                   3/31/91           9,955                    11,095
                                   4/30/91           10,063                   11,122
                                   5/31/91           10,367                   11,600
                                   6/30/91           10,106                   11,069
                                   7/31/91           10,394                   11,584
                                   8/31/91           10,709                   11,858
                                   9/30/91           10,692                   11,660
                                  10/31/91           10,804                   11,816
                                  11/30/91           10,358                   11,341
                                  12/31/91           11,000                   12,636
                                   1/31/92           11,085                   12,401
                                   2/28/92           11,120                   12,561
                                   3/31/92           11,013                   12,317
                                   4/30/92           11,334                   12,679
                                   5/31/92           11,441                   12,741
                                   6/30/92           11,483                   12,551
                                   7/31/92           11,910                   13,064
                                   8/31/92           11,823                   12,797
                                   9/30/92           11,949                   12,947
                                  10/31/92           11,729                   12,991
                                  11/30/92           12,030                   13,433
                                  12/31/92           12,262                   13,597
                                   1/31/93           12,529                   13,711
                                   2/28/93           12,767                   13,898
                                   3/31/93           13,200                   14,191
                                   4/30/93           13,019                   13,848
                                   5/31/93           13,192                   14,217
                                   6/30/93           13,260                   14,259
                                   7/31/93           13,192                   14,201
                                   8/31/93           13,625                   14,739
                                   9/30/93           13,663                   14,623
                                  10/31/93           13,901                   14,925
                                  11/30/93           13,732                   14,783
                                  12/31/93           13,801                   14,962
                                   1/31/94           14,251                   15,470
                                   2/28/94           13,933                   15,051
                                   3/31/94           13,447                   14,396
                                   4/30/94           13,604                   14,580
                                   5/31/94           13,612                   14,819
                                   6/30/94           13,412                   14,456
                                   7/31/94           13,826                   14,931
                                   8/31/94           14,263                   15,542
                                   9/30/94           14,070                   15,162
                                  10/31/94           14,045                   15,502
                                  11/30/94           13,548                   14,938
                                  12/31/94           13,650                   15,159
                                   1/31/95           13,996                   15,552
                                   2/28/95           14,434                   16,157
                                   3/31/95           14,843                   16,633
                                   4/30/95           15,160                   17,123
                                   5/31/95           15,603                   17,806
                                   6/30/95           15,796                   18,219
                                   7/31/95           16,412                   18,823
                                   8/31/95           16,530                   18,870
                                   9/30/95           17,031                   19,666
                                  10/31/95           16,844                   19,596
                                  11/30/95           17,432                   20,455
                                  12/31/95           17,794                   20,849
                                   1/31/96           18,363                   21,558
                                   2/28/96           18,408                   21,758
                                   3/31/96           18,626                   21,968
                                   4/30/96           18,699                   22,292
                                   5/31/96           19,318                   22,866
                                   6/30/96           19,560                   22,953
                                   7/31/96           19,009                   21,939
                                   8/31/96           19,367                   22,403
                                   9/30/96           20,262                   23,662
                                  10/31/96           21,011                   24,315
                                  11/30/96           22,114                   26,151
                                  12/31/96           22,063                   25,633
                                   1/31/97           22,930                   27,234
                                   2/28/97           22,961                   27,447
                                   3/31/97           22,118                   26,322
                                   4/30/97           22,423                   27,892
                                   5/31/97           24,032                   29,589
                                   6/30/97           25,022                   30,914
                                   7/31/97           26,389                   33,373
                                   8/31/97           25,986                   31,504
                                   9/30/97           27,145                   33,229
                                  10/30/97           26,249                   32,120
                                  11/30/97           27,198                   33,606
                                  12/31/97           27,895                   34,183
                                   1/31/98           28,338                   34,560
                                   2/28/98           29,950                   37,052
                                   3/31/98           31,190                   38,948
                                   4/30/98           31,424                   39,339
                                   5/31/98           30,744                   38,664
                                   6/30/98           31,381                   40,233
                                   7/31/98           30,024                   39,806
                                   8/31/98           25,421                   34,057
                                   9/30/98           25,889                   36,239
                                  10/31/98           27,447                   39,184
                                  11/30/98           28,958                   41,558
                                  12/31/98           29,656                   43,951
                                   1/31/99           30,098                   45,789
                                   2/28/99           28,013                   44,366
                                   3/31/99           28,664                   46,141
                                   4/30/99           29,696                   47,928
                                   5/31/99           29,365                   46,796
                                   6/30/99           30,186                   49,393
                                   7/31/99           29,123                   47,851
                                   8/31/99           27,689                   47,613
                                   9/30/99           26,924                   46,308
                                  10/31/99           28,830                   49,238
                                  11/30/99           28,765                   50,242
                                  12/31/99           30,002                   53,200

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

for e-commerce, has quadrupled since I bought it. Other new positions bought on price breaks that contributed nicely included telephone equipment manufacturer Nortel Networks, Cadence Design Systems, Costco and Home Depot.
     Of our long-term holdings, MICROS Systems climbed almost 83% during the quarter on the pending launch of its new hotel software product and spin-off of its Internet reservation system. AMFM and the Merrill Lynch Convertible Preferred were also big contributors in the fourth quarter. While Finova Group has yet to deliver, I'm retaining my position.
     My hope for the new year is that the Fund's momentum will continue. I expect money coming into market following Y2K to sustain valuations in the short term. Further


Weightings
As a Percent of Net Assets
--------------------------------------------------------------------------------

      [PIE CHART]

Common Stocks:

1)   Large ($4 Bil and above) -                        63%
2)   Medium ($1 Bil. / $4 Bil.) -                      19%
3)   Small (Less than $1 Bil.) -                        5%
4)   Preferred Stock:                                  12%
5)   Cash and Other:                                    1%
                                                      ----
                                                      100%


                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Merrill Lynch & Co. 7.875% Convertible.................................... 7.1%
 (Computers-Software & Services)
MICROS Systems, Inc. ..................................................... 5.4
 (Computers-Hardware)
AMFM, Inc. 7.00% Convertible.............................................. 3.1
 (Broadcasting-TV, Radio & Cable)
Kimberly-Clark Corp. ..................................................... 3.0
 (Household Products-Non-Durables)
Hewlett-Packard Co. ...................................................... 2.6
 (Computers-Hardware)
Minnesota Mining & Manufacturing Co. ..................................... 2.5
 (Manufacturing-Diversified)
General Electric Co. ..................................................... 2.5
 (Electrical Equipment)
Finova Group, Inc. ....................................................... 2.4
 (Financial-Diversified)
PepsiCo, Inc. ............................................................ 2.4
 (Beverages-Non-Alcoholic)
GTE Corp. ................................................................ 2.4
 (Telephone)

TOP FIVE PURCHASES                                                          Cost
For the Year Ended Dec. 31, 1999                                         (000's)
--------------------------------------------------------------------------------
Conseco, Inc. .......................................................... $8,399
Cadence Design Systems, Inc. ...........................................  8,358
Abbott Laboratories.....................................................  8,032
Bristol-Myers Squibb Co. ...............................................  7,641
Merrill Lynch & Co. 7.875% Convertible..................................  6,902

TOP FIVE SALES                                                          Proceeds
For the Year Ended Dec. 31, 1999                                         (000's)
--------------------------------------------------------------------------------
AMFM, Inc. 7.00% Convertible...........................................  $21,341
American Home Products Corp. ..........................................   13,448
Salomon, Inc. 6.25% Exchangeable Convertible to Cincinnati Bell, Inc. .   11,267
Mobil Corp. ...........................................................    9,734
Conseco, Inc. .........................................................    8,770

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Computers (Software & Services)............................................. 11%
Computers (Hardware)........................................................  8
Oil (International Integrated)..............................................  6
Health Care (Diversified)...................................................  6
Services (Commercial & Consumer)............................................  6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
out is more worrisome. I feel certain the market will broaden, or correct, and the focus will return to value. When that happens, those who are already there will be the winners. For that reason, I'm interested in valuations that can be defended and will continue to seek growth at a reasonable price.

Thomas Rath

--------------------------------------------------------------------------------

In addition to being an equity and convertible securities portfolio manager at SAFECO, Rath has been an analyst and portfolio manager at First Interstate Bank and a principal at Meridian Capital Management. He holds an MBA from the Uni-versity of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               SAFECO Income Fund
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 87.3%

 Airlines - 0.9%
  128,800 *Northwest Airlines Corp. .................................. $  2,866

 Banks (Major Regional) - 1.6%
   99,111 Bank of America Corp. ......................................... 4,974

 Banks (Money Center) - 2.3%
   90,000 Chase Manhattan Corp. ......................................... 6,992

 Beverages (Non-Alcoholic) - 2.4%
  210,000 PepsiCo, Inc. ................................................. 7,403

 Broadcasting (TV, Radio & Cable) - 1.0%
  133,800 *Salem Communications Corp. (Class A).......................... 3,027

 Chemicals - 1.5%
   70,000 Du Pont (E.I.) de Nemours & Co. ............................... 4,611

 Communication Equipment - 2.1%
   44,100 Nortel Networks Corp. ......................................... 4,454
   34,000 Scientific-Atlanta, Inc. ...................................... 1,891

 Computers (Hardware) - 8.0%
   70,900 Hewlett-Packard Co. ........................................... 8,078
  224,000 *MICROS Systems, Inc. ........................................ 16,576

 Computers (Peripherals) - 1.2%
  240,000 *Quantum Corp. -  DLT & Storage Systems........................ 3,630

 Computers (Software & Services) - 3.9%
   73,000 *BEA Systems, Inc. ............................................ 5,105
  289,500 *Cadence Design Systems, Inc. ................................. 6,948

 Distributors (Food & Health) - 0.6%
  202,400 *Nu Skin Enterprises, Inc. (Class A)........................... 1,834

 Electric Companies - 1.4%
  250,000 NIPSCO Industries, Inc. ....................................... 4,469

 Electrical Equipment - 2.5%
   50,000 General Electric Co. .......................................... 7,738


 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Electronics (Semiconductors) - 2.0%
   75,000 Intel Corp. ................................................ $  6,173

 Financial (Diversified) - 4.1%
   80,000 Federal National Mortgage Association.......................... 4,995
  211,060 Finova Group, Inc. ............................................ 7,493

 Foods - 0.8%
  110,000 ConAgra, Inc. ................................................. 2,482

 Health Care (Diversified) - 5.8%
  195,800 Abbott Laboratories............................................ 7,110
  115,900 American Home Products Corp. .................................. 4,571
   97,000 Bristol-Myers Squibb Co. ...................................... 6,226

 Health Care (Drugs - Generic & Other) - 1.0%
   67,000 Pharmacia & Upjohn, Inc. ...................................... 3,015

 Health Care (Major Pharmaceuticals) - 2.2%
  100,000 Merck & Co., Inc. ............................................. 6,706

 Household Products (Non-Durables) - 3.0%
  140,000 Kimberly-Clark Corp. .......................................... 9,135

 Insurance (Life & Health) - 1.9%
  330,700 Conseco, Inc. ................................................. 5,911

 Insurance (Multi-Line) - 1.2%
   75,000 Hartford Financial Services Group, Inc. ....................... 3,553

 Manufacturing (Diversified) - 2.5%
   80,000 Minnesota Mining & Manufacturing Co. .......................... 7,830

 Office Equipment & Supplies - 1.0%
  112,100 *United Stationers, Inc. ...................................... 3,202

 Oil (International Integrated) - 5.9%
   59,409 Exxon Mobil Corp. ............................................. 4,786
  100,000 Royal Dutch Petroleum Co. (ADR)................................ 6,044
  135,000 Texaco, Inc. .................................................. 7,332

 Railroads - 1.8%
  168,600 GATX Corp. .................................................... 5,690



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Real Estate Investment Trust - 4.7%
  100,000 Equity Residential Properties Trust......................... $  4,269
  205,000 First Industrial Realty Trust, Inc. ........................... 5,625
  185,000 Liberty Property Trust......................................... 4,486

 Retail (Building Supplies) - 1.3%
   57,300 Home Depot, Inc. .............................................. 3,929

 Retail (Drug Stores) - 1.6%
  126,100 CVS Corp. ..................................................... 5,036

 Retail (Food Chains) - 2.2%
  206,700 Albertson's, Inc. ............................................. 6,666

 Retail (General Merchandise) - 1.4%
   46,700 *Costco Companies, Inc. ....................................... 4,261

 Savings & Loans - 1.4%
  171,000 Washington Mutual, Inc. ....................................... 4,446

 Services (Commercial & Consumer) - 4.3%
   37,300 Central Parking Corp. ........................................... 713
  165,400 *Iron Mountain, Inc. .......................................... 6,502
   38,200 *Modis Professional Services, Inc. .............................. 544
   52,900 *Pierce Leahy Corp. ........................................... 2,288
   45,800 United Parcel Service, Inc. (Class B).......................... 3,160

 Services (Data Processing) - 1.1%
   65,200 Automatic Data Processing, Inc. ............................... 3,513

 Telecommunications (Equipment) - 1.3%
   53,100 Lucent Technologies, Inc. ..................................... 3,973


 SHARES OR
 PRINCIPAL AMOUNT                                                 VALUE (000's)
--------------------------------------------------------------------------------
 Telephone - 4.5%
   104,500 GTE Corp. ................................................ $  7,374
   150,300 *Innotrac Corp. ............................................. 2,067
    82,950 *MCI WorldCom, Inc. ......................................... 4,402

 Waste Management - 0.9%
   121,500 Landauer, Inc. .............................................. 2,658
                                                                         -------
 TOTAL COMMON STOCKS................................................... 268,762
                                                                         -------
 PREFERRED STOCKS - 11.5%
 Broadcasting (TV, Radio & Cable) - 3.1%
    45,000 AMFM, Inc. 7.00% Convertible................................. 9,681
 Computers (Software & Services) - 7.1%
   414,200 Merrill Lynch & Co. 7.875% Convertible...................... 21,797
 Services (Commercial & Consumer) - 1.3%
   311,200 Central Parking 5.25% Convertible............................ 4,123
                                                                         -------
 TOTAL PREFERRED STOCKS................................................. 35,601
                                                                         -------
 CASH EQUIVALENTS - 1.8%
 Investment Companies
 5,485,568 J.P. Morgan Institutional Prime Money Market................. 5,486
                                                                         -------
 TOTAL CASH EQUIVALENTS.................................................. 5,486
                                                                         -------
 TOTAL INVESTMENTS - 100.6%............................................ 309,849
 Other Assets, less Liabilities......................................... (1,901)
                                                                         -------
 NET ASSETS........................................................... $307,948
                                                                         -------
                                                                         -------

--------------------------------------------------------------------------------
* Non-income producing security.




                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                             SAFECO Northwest Fund
                               December 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         [PHOTO OF WILLIAM B WHITLOW]

                               WILLIAM B. WHITLOW

    For the quarter and the year ended December 31, 1999, SAFECO North-west Fund handily outperformed the Lipper, Inc. average for multi-cap growth funds and the S&P 500. The Fund's outperformance is due to its heavy concentration in technology, initial public offerings (IPOs), and its investing universe.
    Technology has surpassed aerospace as the driver of Washington's economy and is the clear driver of the region's economy, and I've positioned the Fund to take advantage of that. At December 31, 58% of net assets were in telecommu-nications, medical technology and computer-related com-panies. Gaining over 200% were F5 Networks, Western Wireless, NEXTLINK, VoiceStream and SonoSite. They are respectively

                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - No-Load Class

Average Annual Total Return
for the periods ended December 31, 1999     Quarter     1 Year    5 Year    Since Inception*
--------------------------------------------------------------------------------------------
SAFECO Northwest Fund                        34.90 %    54.25 %   23.68 %        16.27 %
S & P 500 Index                              14.88 %    21.04 %   28.54 %        20.03 %
Lipper, Inc. (Multi-Cap Core Funds)          17.95 %    22.45 %   23.28 %          N/A
WM Group NW 50 Index                         17.57 %    27.80 %   28.51 %        18.43 %


* Graph and average annual return comparison begins February 7, 1991, inception date of the fund.


                                                                                                      WM Group
                                                                                                       NW 50
                                                       Northwest Fund           S&P 500 Index          Index
                                                     --------------------    --------------------   ----------
                                           2/7/91          10,000                  10,000              10,000
                                          2/28/91          10,130                  10,336              10,288
                                          3/31/91          10,357                  10,586              10,692
                                          4/30/91          10,660                  10,611              10,940
                                          5/31/91          11,024                  11,067              11,579
                                          6/30/91          10,379                  10,561              10,791
                                          7/31/91          10,998                  11,052              11,298
                                          8/31/91          11,454                  11,314              11,739
                                          9/30/91          11,173                  11,124              11,500
                                         10/31/91          11,061                  11,273              11,477
                                         11/30/91          10,380                  10,820              11,006
                                         12/31/91          11,643                  12,056              12,308
                                          1/31/92          12,144                  11,831              12,934
                                          2/28/92          12,533                  11,985              13,112
                                          3/31/92          12,258                  11,752              12,677
                                          4/30/92          11,828                  12,096              12,083
                                          5/31/92          11,950                  12,155              11,958
                                          6/30/92          11,573                  11,975              11,524
                                          7/31/92          11,840                  12,464              11,627
                                          8/31/92          11,522                  12,209              11,292
                                          9/30/92          12,002                  12,352              11,722
                                         10/31/92          12,403                  12,395              12,171
                                         11/30/92          12,927                  12,816              12,701
                                         12/31/92          13,282                  12,973              12,709
                                          1/31/93          13,334                  13,081              12,790
                                          2/28/93          12,680                  13,260              12,374
                                          3/31/93          13,176                  13,539              12,869
                                          4/30/93          12,638                  13,212              12,563
                                          5/31/93          12,912                  13,564              12,857
                                          6/30/93          12,791                  13,604              12,564
                                          7/31/93          12,685                  13,549              12,096
                                          8/31/93          13,044                  14,062              12,576
                                          9/30/93          13,035                  13,951              12,276
                                         10/31/93          13,204                  14,240              12,699
                                         11/30/93          13,257                  14,105              12,955
                                         12/31/93          13,418                  14,275              13,110
                                          1/31/94          13,655                  14,760              13,491
                                          2/28/94          14,000                  14,360              13,677
                                          3/31/94          13,407                  13,735              13,178
                                          4/30/94          13,375                  13,911              13,122
                                          5/31/94          13,580                  14,139              13,303
                                          6/30/94          13,233                  13,792              12,881
                                          7/31/94          13,427                  14,245              12,963
                                          8/31/94          14,031                  14,828              13,692
                                          9/30/94          13,711                  14,466              13,150
                                         10/31/94          13,580                  14,790              13,053
                                         11/30/94          13,243                  14,252              12,801
                                         12/31/94          13,210                  14,463              12,853
                                          1/31/95          13,373                  14,838              12,797
                                          2/28/95          13,711                  15,415              13,254
                                          3/31/95          14,169                  15,870              13,673
                                          4/30/95          14,354                  16,337              14,069
                                          5/31/95          14,573                  16,988              14,052
                                          6/30/95          15,291                  17,382              14,890
                                          7/31/95          16,088                  17,959              15,437
                                          8/31/95          16,230                  18,004              15,715
                                          9/30/95          16,317                  18,763              16,273
                                         10/31/95          16,125                  18,696              15,877
                                         11/30/95          16,091                  19,516              16,092
                                         12/31/95          15,875                  19,892              16,267
                                          1/31/96          16,026                  20,568              16,163
                                          2/28/96          16,514                  20,759              16,517
                                          3/31/96          17,513                  20,959              17,046
                                          4/30/96          17,990                  21,268              18,052
                                          5/31/96          18,292                  21,815              18,325
                                          6/30/96          17,911                  21,899              18,227
                                          7/31/96          17,062                  20,932              17,314
                                          8/31/96          17,609                  21,374              18,152
                                          9/30/96          17,885                  22,576              18,602
                                         10/31/96          17,431                  23,198              18,453
                                         11/30/96          18,197                  24,950              19,769
                                         12/31/96          18,262                  24,456              20,211
                                          1/31/97          19,585                  25,983              21,093
                                          2/28/97          19,598                  26,187              21,465
                                          3/31/97          18,768                  25,113              20,851
                                          4/30/97          19,443                  26,611              21,761
                                          5/31/97          20,741                  28,230              23,523
                                          6/30/97          21,935                  29,494              24,612
                                          7/31/97          23,817                  31,840              26,835
                                          8/31/97          23,194                  30,058              25,944
                                          9/30/97          24,349                  31,703              27,737
                                         10/30/97          23,207                  30,645              25,880
                                         11/30/97          24,219                  32,063              27,428
                                         12/31/97          23,945                  32,613              26,784
                                          1/31/98          23,724                  32,973              26,658
                                          2/28/98          26,158                  35,350              29,359
                                          3/31/98          26,490                  37,159              30,733
                                          4/30/98          27,140                  37,533              30,966
                                          5/31/98          25,162                  36,888              29,097
                                          6/30/98          25,730                  38,386              30,896
                                          7/31/98          24,153                  37,978              28,980
                                          8/31/98          19,352                  32,493              24,333
                                          9/30/98          20,473                  34,574              25,456
                                         10/31/98          21,759                  37,384              28,274
                                         11/30/98          23,613                  39,649              31,483
                                         12/31/98          24,782                  41,932              35,244
                                          1/31/99          26,264                  43,686              37,006
                                          2/28/99          25,243                  42,329              36,454
                                          3/31/99          25,523                  44,022              39,007
                                          4/30/99          26,096                  45,727              40,556
                                          5/31/99          27,270                  44,647              40,607
                                          6/30/99          29,311                  47,125              42,487
                                          7/31/99          28,654                  45,654              39,228
                                          8/31/99          28,668                  45,426              39,107
                                          9/30/99          28,332                  44,181              38,312
                                         10/31/99          31,281                  46,977              40,303
                                         11/30/99          33,853                  47,935              40,959
                                         12/31/99          38,226                  50,757              45,043

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

an Internet software company, three telecoms and a medical technology company.
     We've been very successful taking small positions in numerous start-ups. At December 31, about 20% of net assets were invested in 11 IPO companies, including F5 Networks, WebTrends, Internap Network Services, WatchGuard and Primus Knowledge Solutions. In general, I give preference to companies that enable, rather than use, the Internet.
     I've been buying Visio (diagramming software) since its acquisition was announced, as Visio's value will benefit upon conversion to Microsoft stock. TJ International (manufactured wood products) climbed on news of its takeover by Weyerhaeuser.
     To balance our tech concentration, I'm holding substantial positions in Kroger (Fred Meyer and


Weightings
As a Percent of Net Assets
--------------------------------------------------------------------------------

      [PIE CHART]

Common Stocks:

1)   Large ($4 Bil and above) -                        42%
2)   Medium ($1 Bil. - $4 Bil.) -                      17%
3)   Small (Less than $1 Bil.) -                       41%
                                                      ----
                                                      100%

                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Microsoft Corp............................................................. 5.9%
 (Computers-Software & Services)
VoiceStream Wireless Corp.................................................. 5.1
 (Telecommunications-Cellular/Wireless)
Visio Corp................................................................. 4.9
 (Computers-Software & Services)
NEXTLINK Communications, Inc. (Class A).................................... 3.9
 (Telephone)
Hewlett-Packard Co......................................................... 3.6
 (Computers-Hardware)
Internap Network Services Corp............................................. 3.5
 (Computers-Software & Services)
Expeditors International of Washington, Inc................................ 3.3
 (Air Freight)
TJ International, Inc...................................................... 3.2
 (Building Materials)
Costco Companies, Inc...................................................... 3.2
 (Retail-General Merchandise)
Intel Corp................................................................. 3.1
 (Electronics-Semiconductors)

TOP FIVE PURCHASES                                                          Cost
For the Year Ended Dec. 31, 1999                                         (000's)
--------------------------------------------------------------------------------
Visio Corp.............................................................. $3,123
Mylan Laboratories, Inc.................................................  3,045
StanCorp Financial Group, Inc...........................................  2,173
Assisted Living Concepts, Inc...........................................  2,068
Northwest Airlines Corp.................................................  1,924

TOP FIVE SALES                                                          Proceeds
For the Year Ended Dec. 31, 1999                                         (000's)
--------------------------------------------------------------------------------
Eagle Hardware & Garden, Inc............................................. $3,420
Weyerhaeuser Co..........................................................  2,444
F5 Networks, Inc.........................................................  2,286
American Home Products Corp..............................................  2,117
Starbucks Corp...........................................................  2,113

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Computers (Software & Services)............................................. 20%
Telecommunications (Cellular/Wireless)......................................  7
Computers (Peripherals).....................................................  6
Retail (Food Chains)........................................................  6
Computers (Hardware)........................................................  5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
QFC), Costco, Albertson's, Starbucks and Washington Mutual. I like their defen-sive qualities and their prices. Even though I am managing in a growth style, I remain sensitive to value and risk.
    I believe the Northwest economy will outpace the nation's beyond 2000. Some of America's fastest-growing companies are headquartered here, and I have tried to position the SAFECO Northwest Fund to take advantage of them.

William B. Whitlow

--------------------------------------------------------------------------------

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before rejoining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the U. of Colorado and an MBA from the U. of Calif. at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO Northwest Fund
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 100.0%

 Air Freight - 3.3%
    81,000 Expeditors International of Washington, Inc. .............. $  3,549

 Airlines - 1.4%
    67,000 *Northwest Airlines Corp. .................................... 1,491

 Banks (Major Regional) - 2.4%
    63,000 U.S. Bancorp ................................................. 1,500
    74,800 West Coast Bancorp, Inc. ..................................... 1,010

 Banks (Regional) - 1.2%
    78,000 Heritage Financial Corp. ....................................... 673
    79,000 Washington Banking Co. ......................................... 652

 Biotechnology - 1.8%
   115,700 *Corixa Corp. ................................................ 1,967

 Building Materials - 3.2%
    82,000 TJ International, Inc. ....................................... 3,444

 Chemicals (Diversified) - 2.2%
   137,000 Penford Corp. ................................................ 2,363

 Communication Equipment - 1.5%
 176,200 * GST Telecommunications, Inc. ................................. 1,597

 Computers (Hardware) - 5.3%
    57,600 *Apex, Inc. .................................................. 1,858
    34,000 Hewlett-Packard Co. .......................................... 3,874

 Computers (Peripherals) - 5.7%
    63,000 *ImageX.com, Inc. ............................................ 2,638
    37,100 *Primus Knowledge Solutions, Inc. .............................1,681
    58,000 *WatchGuard Technologies, Inc. ................................1,754

 Computers (Software & Services) - 20.3%
    10,800 *Digimarc Corp. ................................................ 540
    12,300 *F5 Networks, Inc. ........................................... 1,402
    21,600 *Internap Network Services Corp. ..............................3,737
    54,500 *Microsoft Corp. ............................................. 6,363
    69,000 *ONYX Software Corp. ......................................... 2,553
   110,000 *Visio Corp. ................................................. 5,225
    24,000 *WebTrends Corp. ..............................................1,944


 SHARES OR
 PRINCIPAL AMOUNT                                                 VALUE (000's)
 ------------------------------------------------------------------------------
Electronics (Semiconductors) - 3.1%
 40,500  Intel Corp. ................................................. $  3,334

Engineering & Construction - 1.1%
150,000  *Morrison Knudsen Corp. ........................................ 1,172

Hardware & Tools - 1.0%
141,000  *Jore Corporation............................................... 1,102

Health Care (Diversified) - 1.0%
 27,000  American Home Products Corp. ................................... 1,065

Health Care (Drugs - Generic & Other) - 1.1%
 56,500  *PathoGenesis Corp. ............................................ 1,211

Health Care (Long-Term Care) - 0.6%
280,000  *Assisted Living Concepts, Inc. .................................. 577

Health Care (Major Pharmaceuticals) - 4.8%
113,000  Mylan Laboratories, Inc. ....................................... 2,846
152,000  *Penwest Pharmaceuticals Co. ................................... 2,318

Health Care (Medical Products & Supplies) -
4.0%
229,000  *Protocol Systems, Inc. ........................................ 2,061
 70,000  *SonoSite, Inc. ................................................ 2,214

Insurance (Life & Health) - 2.1%
 90,000  StanCorp Financial Group, Inc. ................................. 2,267

Iron & Steel - 1.9%
109,000  Schnitzer Steel Industries, Inc. ............................... 2,071

Leisure Time (Products) - 1.0%
 94,000  *Ambassadors International, Inc. ............................... 1,028

Restaurants - 2.8%
125,300  *Starbucks Corp. ............................................... 3,039

Retail (Food Chains) - 5.6%
 97,120  Albertson's, Inc. .............................................. 3,132
150,000  * Kroger Co. ................................................... 2,831

Retail (General Merchandise) - 3.2%
 37,000  *Costco Companies, Inc. ........................................ 3,376

Savings & Loans - 2.9%
 64,000  Riverview Bancorp, Inc. .......................................... 620
 97,000  Washington Mutual, Inc. ........................................ 2,522

Services (Commercial & Consumer) - 2.0%
 89,500  *N2H2, Inc. .................................................... 2,103



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO Northwest Fund
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Services (Data Processing) - 2.7%
 247,000 *ARIS Corp. ..................................................$  2,902

 Telecommunications (Cellular/Wireless) - 6.9%
  38,500 *VoiceStream Wireless Corp. .....................................5,479
  28,500 *Western Wireless Corp.
         (Class A)........................................................1,902

 Telephone - 3.9%
  50,000 *NEXTLINK Communications, Inc. (Class A).........................4,153
                                                                         -------
 TOTAL COMMON STOCKS.................................................... 107,140
                                                                         -------

 CASH EQUIVALENTS - 0.6%

 Investment Companies
 623,728 J.P. Morgan InstitutionalPrime Money Market........................624
                                                                         -------
 TOTAL CASH EQUIVALENTS..................................................... 624
                                                                         -------
 TOTAL INVESTMENTS - 100.6%............................................. 107,764
 Other Assets, less Liabilities........................................... (614)
                                                                         -------
 NET ASSETS............................................................ $107,150
                                                                         -------
                                                                         -------

--------------------------------------------------------------------------------
* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                        SAFECO International Stock Fund
                               December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Foreign markets outperformed the U.S. stock market for the first time since 1993, and the SAFECO International Stock Fund outperformed the EAFE Index for the year and quarter just ended. (The Fund doesn't compare well to the Lipper average for international funds, as Lipper includes an array of investment ob-jectives, including emerging markets. The SAFECO Fund is a diversified portfo-lio invested in established companies in developed markets.)
  Stocks in the Growth in Telecommunications theme benefited by increasing mo-bile phone and Internet usage across the globe and, in the fourth quarter, ac-quisition activity. Vodafone Airtouch made a hostile bid for Mannesmann. We took some profits in Mannesmann and Vodafone, but continue to hold both as our


                                    [PERFORMANCE GRAPH]

                             PERFORMANCE OVERVIEW - No-Load Class


              Average Annual Total Return
              for the periods ended December 31, 1999       Quarter        1 Year             Since Inception*
              ---------------------------------------------------------------------------------------------------
              SAFECO International Fund                      19.79 %        29.00 %                15.53 %
              EAFE Index                                     16.63 %        25.27 %                11.75 %
              Lipper, Inc. (International Funds)             25.73 %        40.80 %                  N/A

* Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

                                                  International Fund           EAFE Index
                                                 -------------------    -----------------
                                   1/31/96                    10,000               10,000
                                   2/28/96                     9,930               10,021
                                   3/31/96                    10,040               10,220
                                   4/30/96                    10,290               10,504
                                   5/31/96                    10,250               10,298
                                   6/30/96                    10,240               10,342
                                   7/31/96                     9,840               10,026
                                   8/31/96                    10,240               10,035
                                   9/30/96                    10,454               10,288
                                  10/31/96                    10,585               10,169
                                  11/30/96                    11,249               10,560
                                  12/31/96                    11,423               10,410
                                   1/30/97                    11,382               10,033
                                   2/28/97                    11,534               10,183
                                   3/31/97                    11,463               10,207
                                   4/30/97                    11,514               10,247
                                   5/31/97                    12,050               10,900
                                   6/30/97                    12,414               11,488
                                   7/31/97                    12,850               11,660
                                   8/31/97                    11,747               10,776
                                   9/30/97                    12,556               11,366
                                  10/30/97                    11,514               10,478
                                  11/30/97                    11,585               10,358
                                  12/31/97                    11,943               10,435
                                   1/31/98                    12,203               10,899
                                   2/28/98                    13,013               11,584
                                   3/31/98                    13,522               11,926
                                   4/30/98                    13,594               12,007
                                   5/31/98                    13,719               11,934
                                   6/30/98                    13,854               12,010
                                   7/31/98                    14,010               12,118
                                   8/31/98                    12,182               10,602
                                   9/30/98                    11,444               10,263
                                  10/31/98                    12,317               11,318
                                  11/30/98                    13,272               11,883
                                  12/31/98                    13,646               12,337
                                   1/31/99                    13,677               12,286
                                   2/28/99                    13,594               11,979
                                   3/31/99                    13,958               12,464
                                   4/30/99                    14,633               12,955
                                   5/31/99                    13,916               12,273
                                   6/30/99                    14,415               12,737
                                   7/31/99                    14,664               13,100
                                   8/31/99                    14,716               13,133
                                   9/30/99                    14,695               13,251
                                  10/31/99                    15,235               13,732
                                  11/30/99                    16,035               14,194
                                  12/31/99                    17,603               15,454

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
outlook for telecommunications remains bright.
     Japan posted one of 1999's strongest performances among global equity markets, and Japanese stocks were strong contributors to our portfolio. At year-end, Japan was our largest country of investment, with 23.4% of net assets.
     Despite selling shares of Sony and Murata Manufacturing, the reduced positions appreciated in size relative to net assets. Murata Manufacturing climbed on increasing sales of digital components for electronic appliances such as cell phones and DVDs. Sony gained on faster-than-anticipated revenue growth and the news it would team with 3Com's Palm unit. We added to our positions in Hitachi (electronics) and NTT Mobile Communications (telecom) as their valuations were attractive, and they're in sectors we think will do well.
     Virtually, all the European markets' positive performance came in the year's final months. While the UK's fortunes improved steadily through 1999, it still

                               HIGHLIGHTS
--------------------------------------------------------------------------------
TOP TEN                                                               Percent of
HOLDINGS                                                              Net Assets
--------------------------------------------------------------------------------
Mannesmann AG........................................................    4.3%
  (Machinery - Diversified)
Sony Corp............................................................    3.8
  (Electrical Equipment)
NTT Mobile Communication Network, Inc................................    3.4
  (Telephone)
ING Groep NV.........................................................    3.1
  (Banks - Foreign)
Murata Manufacturing Co., Ltd........................................    3.0
  (Electrical Equipment)
Vodafone Airtouch, plc...............................................    2.9
  (Telephone)
Vivendi..............................................................    2.5
  (Services - Commercial & Consumer)
Canon, Inc...........................................................    2.3
  (Office Equipment & Supplies)
Telecom Italia SpA...................................................    2.2
  (Telephone)
Koninklijke KPN NV...................................................    2.2
  (Telephone)

TOP FIVE                                                              Percent of
COUNTRIES                                                             Net Assets
--------------------------------------------------------------------------------
Japan....................................................................... 23%
United Kingdom.............................................................. 23
Netherlands................................................................. 10
France......................................................................  9
Switzerland.................................................................  9

TOP FIVE PURCHASES                                                          Cost
For the Year Ended Dec. 31, 1999                                         (000's)
--------------------------------------------------------------------------------
ING Group NV............................................................... $603
Vodafone Airtouch, plc.....................................................  511
Prudential, plc............................................................  446
Axa........................................................................  436
Roche Holding AG...........................................................  409

TOP FIVE SALES                                                          Proceeds
For the Year Ended Dec. 31, 1999                                         (000's)
--------------------------------------------------------------------------------
Sony Corp................................................................. $463
NTT Mobile Communication Network, Inc.....................................  445
Takeda Chemical Industries................................................  387
Prudential, plc...........................................................  297
Kingfisher, plc...........................................................  261

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

underperformed other European markets. In Asia, the rally continued unabated to year-end, with Hong Kong, Singapore and Korea the stellar performers.
    While the outlook is generally favorable, valuations are now quite demand-ing. It will take strong earnings to maintain market momentum.

Bank of Ireland
Asset Management (U.S.) Limited

--------------------------------------------------------------------------------

The Bank of Ireland Asset Management (U.S.) Limited (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. funds in 1989.

                           PORTFOLIO OF INVESTMENTS
                        SAFECO International Stock Fund
                            As of December 31, 1999


 SHARES                                                            VALUE (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 96.6%

 Australia - 3.5%
  4,055 Brambles Industries, Ltd. ..................................... $   112
        Services (Commercial & Consumer)
 25,450 National Australia Bank, Ltd. ..................................... 388
        Banks (Foreign)
 46,871 News Corp., Ltd. .................................................. 454
        Publishing
 53,068 Telstra Corp., Ltd. ............................................... 288
        Telephone
 26,977 Westpac Banking Corp., Ltd. ....................................... 186
        Banks (Foreign)

 Denmark - 0.6%
  3,200 Tele Danmark AS-B.................................................. 238
        Telephone

 France - 9.2%
  2,368 Alcatel............................................................ 544
        Telephone
  8,214 Aventis SA......................................................... 480
        Chemicals
  5,285 Axa................................................................ 737
        Insurance (Multi-Line)
  4,155 Compagnie Generale des Etablissements Michelin..................... 163
        Auto Parts & Equipment
  5,340 Total SA........................................................... 712
        Oil (International Integrated)
 11,054 Vivendi............................................................ 998
        Services (Commercial & Consumer)

 Germany - 7.4%
  4,670 Bayerische HypoVereinsbank AG...................................... 319
        Banks (Foreign)
 13,932 Bayerische Motoren Werke AG........................................ 425
        Automobiles
    550 Celanese AG......................................................... 10
        Chemicals
  6,985 Mannesmann AG.................................................... 1,685
        Machinery (Diversified)
  6,925 VEBA AG............................................................ 336
        Electric Companies
  8,528 Viag AG............................................................ 156
        Manufacturing (Diversified)



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1999

 SHARES                                                            VALUE (000's)
--------------------------------------------------------------------------------
 Hong Kong - 1.8%
  23,000 Cheung Kong Holdings, Ltd. ....................................$   292
         Real Estate Investment Trust
  16,000 Hongkong Electric Holdings, Ltd. ...................................50
         Electric Companies
  13,200 HSBC Holdings, plc ............................................... 185
         Banks (Foreign)
  18,000 Sun Hung Kai Properties, Ltd. .................................... 188
         Real Estate Investment Trust

 Italy - 2.7%
  37,747 Ente Nazionale Idrocarburi SpA.................................... 208
         Oil (International Integrated)
  61,680 Telecom Italia SpA................................................ 870
         Telephone

 Japan - 23.4%
   1,900 Acom Co., Ltd. ................................................... 186
         Consumer Finance
  10,000 Bank of Tokyo - Mitsubishi, Ltd. ................................. 139
         Banks (Foreign)
  23,000 Canon, Inc. ...................................................... 913
         Office Equipment & Supplies
   8,000 Fuji Photo Film Co. .............................................. 292
         Office Equipment & Supplies
  28,000 Hitachi, Ltd. .................................................... 449
         Electrical Equipment
   6,000 Honda Motor Co., Ltd. ............................................ 223
         Automobiles
   2,000 Hoya Corp. ....................................................... 157
         Health Care (Medical Products & Supplies)
  14,000 Kao Corp. ........................................................ 399
         Personal Care
     600 Keyence Corp. .................................................... 243
         Electrical Equipment
     800 Mabuchi Motor Co., Ltd. .......................................... 139
         Electrical Equipment
   5,000 Murata Manufacturing Co., Ltd. ................................. 1,173
         Electrical Equipment
      18 Nippon Telegraph & Telephone Corp. ............................... 308
         Telephone

 SHARES                                                            VALUE (000's)
--------------------------------------------------------------------------------
     35 NTT Mobile Communication Network, Inc. ........................ $ 1,345
        Telephone
  6,000 Pioneer Corp. ..................................................... 158
        Electrical Equipment
  1,300 Rohm Co., Ltd. .................................................... 534
        Electrical Equipment
 13,000 Shiseido Co., Ltd. ................................................ 189
        Personal Care
  5,100 Sony Corp. ...................................................... 1,511
        Electrical Equipment
 15,000 Takeda Chemical Industries......................................... 741
        Health Care (Major Pharmaceuticals)
  1,400 Takefuji Corp. .................................................... 175
        Consumer Finance

 Netherlands - 10.0%
 15,748 ABN Amro Holdings NV............................................... 393
        Banks (Foreign)
  8,730 Elsevier NV........................................................ 104
        Publishing
  6,450 Fortis NV.......................................................... 232
        Financial (Diversified)
 20,162 ING Group NV..................................................... 1,217
        Banks (Foreign)
 13,345 Koninklijke Ahold NV............................................... 395
        Retail (Food Chains)
  8,720 Koninklijke KPN NV................................................. 851
        Telephone
  6,225 Royal Dutch Petroleum Co. ......................................... 381
        Oil (International Integrated)
  8,535 TNT Post Group NV.................................................. 245
        Shipping
  2,575 VNU NV............................................................. 135
        Publishing

 New Zealand - 0.2%
 12,479 Telecom Corp of New Zealand, Ltd. .................................. 58
        Telephone

 Portugal - 0.3%
  5,965 Electricidade de Portugal, SA...................................... 104
        Electric Companies



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1999

 SHARES                                                            VALUE (000's)
--------------------------------------------------------------------------------
 Singapore - 2.3%
  33,123 DBS Group Holdings Ltd. ...................................... $   543
         Banks (Foreign)
  13,500 Oversea Chinese Banking Corp. Ltd. ............................... 124
         Banks (Foreign)
  10,000 Singapore Press Holdings, Ltd. ................................... 217
         Publishing

 South Korea - 0.9%
   3,175 #Korea Telecom Corp. (ADR)........................................ 219
         Telephone
   3,825 #Pohang Iron & Steel Co., Ltd. (ADR).............................. 129
         Iron & Steel

 Spain - 2.5%
  38,950 Banco Santander Central Hispano, SA............................... 441
         Banks (Foreign)
  21,968 Telefonica SA..................................................... 549
         Telephone

 Sweden - 0.5%
   3,230 Telefonaktiebolaget LM Ericsson................................... 208
         Telecommunications (Long Distance)

 Switzerland - 8.6%
     233 Alusuisse Lonza Group AG.......................................... 172
         Manufacturing (Diversified)
     233 Lonza AG.......................................................... 142
         Chemicals
     349 Nestle SA......................................................... 639
         Foods
     409 Novartis AG....................................................... 600
         Health Care (Major Pharmaceuticals)
      57 Roche Holding AG.................................................. 676
         Health Care (Major Pharmaceuticals)
     317 Schweizerische Rueckversicherungs - Gesellschaft.................. 651
         Insurance (Multi-Line)
   1,915 UBS AG............................................................ 517
         Banks (Foreign)


 SHARES                                                            VALUE (000's)
--------------------------------------------------------------------------------
 United Kingdom - 22.7%
  42,685 Allied Zurich, plc............................................ $   506
         Insurance (Multi-Line)
  10,800 AstraZeneca Group, plc............................................ 448
         Health Care (MedicalProducts & Supplies)
  23,075 Barclays, plc..................................................... 666
         Banks (Foreign)
   1,629 British Aerospace, plc............................................. 11
         Aerospace/Defense
  35,546 British American Tobacco, plc..................................... 199
         Tobacco
  42,640 Cable & Wireless, plc............................................. 721
         Telephone
  49,110 Cadbury Schweppes, plc............................................ 297
         Beverages (Non-Alcoholic)
  44,660 Diageo, plc....................................................... 359
         Beverages (Alcoholic)
  13,386 EMI Group, plc.................................................... 130
         Leisure Time (Products)
  23,935 Glaxo Wellcome, plc............................................... 678
         Health Care (Major Pharmaceuticals)
  48,290 Granada Group, plc................................................ 487
         Leisure Time (Products)
  47,840 Hilton Group, plc................................................. 151
         Lodging (Hotels)
  63,130 Ivensys, plc...................................................... 342
         Manufacturing (Diversified)
  37,940 Lloyds TSB Group, plc............................................. 474
         Banks (Foreign)
   5,100 Marconi, plc....................................................... 90
         Communication Equipment
   6,921 National Power, plc................................................ 40
         Power Producers (Independent)
  11,940 National Westminster Bank, plc.................................... 257
         Banks (Foreign)
  28,650 Old Mutual, plc.................................................... 76
         Insurance (Multi-Line)
  10,250 Pearson, plc...................................................... 332
         Publishing
  38,030 Prudential, plc................................................... 746
         Insurance (Multi-Line)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1999

 SHARES                                                            VALUE (000's)
--------------------------------------------------------------------------------
   6,090 Railtrack Group, plc.......................................... $   100
         Railroads
  82,231 Shell Transport & Trading Co.,
         plc .............................................................. 683
         Oil (International Integrated)
   8,600 TI Group, plc...................................................... 64
         Manufacturing (Diversified)
 232,271 Vodafone Airtouch, plc.......................................... 1,145
         Telephone
                                                                          ------
 TOTAL COMMON STOCKS..................................................... 38,242
                                                                          ------
 TOTAL INVESTMENTS - 96.6%............................................... 38,242
 Domestic Cash............................................................ 1,109
 Foreign Cash................................................................ 26
 Other Assets, less Liabliities............................................. 197
                                                                          ------
                                                                           1,332
                                                                          ------
 NET ASSETS............................................................. $39,574
                                                                          ------
                                                                          ------

--------------------------------------------------------------------------------
# Security traded on NYSE and valued in USD.

Industry                                                              Percent of
Diversification                                                       Net Assets
--------------------------------------------------------------------------------
Telephone.............................................................  18.0%
Banks (Foreign).......................................................  14.7
Electrical Equipment..................................................  10.6
Insurance (Multi-line)................................................   6.9
Health Care (Major Pharmaceuticals)...................................   6.8
Oil (International Integrated)........................................   5.0
Machinery (Diversified)...............................................   4.3
Publishing............................................................   3.1
Office Equipment & Supplies...........................................   3.0
Services (Commercial & Consumer)......................................   2.8
Manufacturing (Diversified)...........................................   1.9
Automobiles...........................................................   1.7
Foods.................................................................   1.6
Chemicals.............................................................   1.6
Leisure Time (Products)...............................................   1.6
Health Care (Medical Products & Supplies).............................   1.5
Personal Care.........................................................   1.5
Electric Companies....................................................   1.2
Real Estate Investment Trust..........................................   1.2
Retail (Food Chains)..................................................   1.0
Consumer Finance......................................................   0.9
Beverages (Alcoholic).................................................   0.9
Beverages (Non-Alcoholic).............................................   0.8
Shipping..............................................................   0.6
Financial (Diversified)...............................................   0.6
Telecommunications (Long Distance)....................................   0.5
Tobacco...............................................................   0.5
Auto Parts & Equipment................................................   0.4
Lodging (Hotels)......................................................   0.4
Iron & Steel..........................................................   0.3
Railroads.............................................................   0.3
Communication Equipment...............................................   0.2
Power Producers (Independent).........................................   0.1
Aerospace/Defense.....................................................   0.1
                                                                        ----
                                                                        96.6%
                                                                        ====

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                              SAFECO Balanced Fund
                               December 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            [PHOTO OF REX BENTLEY]

                                  REX BENTLEY

    For the quarter and year ended December 31, 1999, the SAFECO Bal-anced Fund underperformed its aggregate S&P 500/Lehman Gov't./Corp. benchmark and peer group. The main cause of this was the equity portion of the portfolio, which is invested using a value style. It suffered as growth stocks performed considerably better than value stocks.

       The fixed-income portion of the Fund beat its benchmark for the quarter, but underperformed for the year, as it was positioned in the first half of '99 to take advantage of an economic slowdown that failed to materialize. The duration (sensitivity to interest rates) has since been shortened, and the bond portfolio is positioned in a defensive manner. We intend to keep this posture until we see evi-

                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - No-Load Class




                Average Annual Total Return
                for the periods ended December 31, 1999                       Quarter               1 Year          Since Inception*
                --------------------------------------------------------------------------------------------------------------------
                SAFECO Balanced Fund                                          3.38 %                1.05 %          10.48 %
                60% S&P 500/40% Lehman Brothers Gov't/Corp. Index             8.77 %               11.77 %          17.49 %
                Lipper. Inc. (Balanced Funds)                                 7.56 %                8.69 %           N/A

* Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

                                                                        60% S&P 500/40%
                                                                        Lehman Brothers
                                                                          Government/
                                            Balanced Fund               Corporate Index
                                          -----------------          ---------------------
                       1/31/96                  10,000                      10,000
                       2/28/96                   9,950                       9,971
                       3/31/96                  10,017                       9,995
                       4/30/96                  10,077                      10,055
                       5/31/96                  10,218                      10,204
                       6/30/96                  10,345                      10,281
                       7/31/96                  10,112                      10,018
                       8/31/96                  10,243                      10,135
                       9/30/96                  10,599                      10,549
                      10/31/96                  10,813                      10,822
                      11/30/96                  11,272                      11,392
                      12/31/96                  11,140                      11,206
                       1/30/97                  11,473                      11,631
                       2/28/97                  11,567                      11,695
                       3/31/97                  11,163                      11,352
                       4/30/97                  11,414                      11,824
                       5/31/97                  11,896                      12,299
                       6/30/97                  12,209                      12,689
                       7/31/97                  12,905                      13,449
                       8/31/97                  12,420                      12,937
                       9/30/97                  12,760                      13,443
                      10/30/97                  12,621                      13,260
                      11/30/97                  12,834                      13,656
                      12/31/97                  12,993                      13,854
                       1/31/98                  13,083                      14,024
                       2/28/98                  13,654                      14,619
                       3/31/98                  13,964                      15,087
                       4/30/98                  13,885                      15,208
                       5/31/98                  13,761                      15,116
                       6/30/98                  13,806                      15,546
                       7/31/98                  13,500                      15,452
                       8/31/98                  12,593                      14,234
                       9/30/98                  13,275                      14,944
                      10/31/98                  13,983                      15,631
                      11/30/98                  14,417                      16,237
                      12/31/98                  14,626                      16,814
                       1/31/99                  14,638                      17,284
                       2/28/99                  14,183                      16,797
                       3/31/99                  14,388                      17,233
                       4/30/99                  15,026                      17,651
                       5/31/99                  15,014                      17,328
                       6/30/99                  15,287                      17,884
                       7/31/99                  14,984                      17,529
                       8/31/99                  14,633                      17,471
                       9/30/99                  14,296                      17,246
                      10/31/99                  14,723                      17,919
                      11/30/99                  14,699                      18,134
                      12/31/99                  14,779                      18,731

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                           [PHOTO OF MICHAEL HUGHES]

                                MICHAEL HUGHES


                         [PHOTO OF LYNETTE D. SAGVOLD]

                              LYNETTE D. SAGVOLD


dence of slowing economic growth.
     On the stock side, our technology holdings, including Nortel Net-works, Cadence Design Systems, and Apple Computer were the Fund's best performers. Unfortunately, our value selection criteria resulted in the Fund having a lower weighting in technology than the S&P 500. (We are over-weighted compared to the Barra Value Index.) Some traditional value sectors in which the Fund is overweighted--energy stocks, financials and consumer staples--were weak. During the quarter we exited Bank One, Lockheed Martin, Boeing and New Century Energies. We also reduced positions in KeyCorp, Conseco and Xerox, taking losses, in order to reduce gains realized during the year. To increase the weighting in telecommunications, we replaced Bell Atlantic with SBC Communications and bought Sprint and Lucent Technologies.

                                  HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                     Percent of
TOP TEN STOCK HOLDINGS                                               Net Assets
-------------------------------------------------------------------------------
Kimberly-Clark Corp. ..................................................... 2.2%
 (Household Products - Non-Durables)
Hewlett-Packard Co. ...................................................... 2.0
 (Computers - Hardware)
ALLTEL Corp. ............................................................. 1.7
 (Telephone)
Nortel Networks Corp. .................................................... 1.7
 (Communication Equipment)
Interpublic Group Cos., Inc. ............................................. 1.6
 (Services - Advertising/Marketing)
Exxon Mobil Corp. ........................................................ 1.6
 (Oil - International Integrated)
Praxair, Inc. ............................................................ 1.5
 (Chemicals)
Albertson's, Inc. ........................................................ 1.5
 (Retail - Food Chains)
Abbott Laboratories....................................................... 1.5
 (Health Care - Diversified)
CenturyTel, Inc. ......................................................... 1.5
 (Telephone)

TOP FIVE PURCHASES
(Common Stocks)                                                            Cost
For the Year Ended Dec. 31, 1999                                        (000's)
-------------------------------------------------------------------------------
Xerox Corp. .............................................................. $593
Abbott Laboratories.......................................................  438
ALLTEL Corp. .............................................................  342
Mylan Laboratories, Inc...................................................  302
Bank of America Corp. ....................................................  295

TOP FIVE SALES (Common Stocks)                                         Proceeds
For the Year Ended Dec. 31, 1999                                        (000's)
-------------------------------------------------------------------------------
Corning, Inc. ............................................................ $460
Bell Atlantic Corp. ......................................................  411
Merck & Co., Inc. ........................................................  387
Motorola, Inc. ...........................................................  386
Wendy's International, Inc. ..............................................  347

TOP FIVE INDUSTRIES                                                  Percent of
(Common Stock)                                                       Net Assets
-------------------------------------------------------------------------------
Telephone............................................................    7%
Health Care (Diversified)............................................    4
Manufacturing (Diversified)..........................................    3
Computers (Hardware).................................................    3
Oil (International Integrated).......................................    3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    We think we're holding stocks with attractive growth prospects at discount prices. At year-end, the equity portfolio's price-to-earnings ratio based on 2000 earnings estimates as 17.7 versus 26.4 for the S&P 500.
    We believe the Balanced Fund is well positioned in the way the portfolio is structured and in terms of the allocation split between stocks (61.8%), bonds (38.1%) and cash (-.4%).

Rex Bentley

Michael Hughes

Lynette D. Sagvold

--------------------------------------------------------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Ana-lyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment ca-reer in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from the University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.



Weightings
As a Percent of Net Assets
--------------------------------------------------------------------------------

        [PIE CHART]


       Common Stocks:
1)     Large ($4 Bil. and above) -             55%
2)     Medium ($1 Bil. - $4 Bil.) -             7%
3)  Corporate Bonds:                           10%
4)  Asset Backed Securities:                    3%
5)  Mortgage Backed Securities:                 7%
6)  U.S. Government Securities:                18%
                                              ----
                                              100%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                              SAFECO Balanced Fund
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 61.8%

 Banks (Major Regional) - 1.5%
  4,500 Bank of America Corp. ......................................... $   226
  5,300 KeyCorp............................................................ 117

 Banks (Money Center) - 1.2%
  3,600 Chase Manhattan Corp. ............................................. 280

 Beverages (Non-Alcoholic) - 1.3%
  8,600 PepsiCo, Inc. ..................................................... 303

 Chemicals - 2.5%
  3,400 Du Pont (E.I.) de Nemours & Co. ................................... 224
  7,100 Praxair, Inc. ..................................................... 357

 Communication Equipment - 1.7%
  3,800 Nortel Networks Corp. ............................................. 384

 Computers (Hardware) - 3.1%
  2,500 *Apple Computer, Inc. ............................................. 257
  4,000 Hewlett-Packard Co................................................. 456

 Computers (Peripherals) - 0.9%
 14,500 *Quantum Corp. - DLT & Storage Systems............................. 219

 Computers (Software & Services) - 2.1%
 10,800 *Cadence Design Systems, Inc. ..................................... 259
 10,900 *PeopleSoft, Inc. ................................................. 232

 Electric Companies - 0.9%
 11,700 NIPSCO Industries, Inc. ........................................... 209

 Electrical Equipment - 1.1%
  4,500 Emerson Electric Co. .............................................. 258

 Electronics (Semiconductors) - 1.4%
  3,800 Intel Corp. ....................................................... 313

 Entertainment - 1.2%
  9,500 The Walt Disney Co. ............................................... 278

 Financial (Diversified) - 2.0%
  3,100 American General Corp. ............................................ 235
  3,500 Federal National Mortgage Association.............................. 218


 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Foods - 2.2%
  11,600 ConAgra, Inc. ................................................ $   262
   6,400 Dean Foods Co. ................................................... 254

 Health Care (Diversified) - 4.3%
   9,800 Abbott Laboratories............................................... 356
   4,700 American Home Products Corp. ..................................... 185
   3,300 Bristol-Myers Squibb Co. ......................................... 212
   2,600 Johnson & Johnson................................................. 242

 Health Care (Major Pharmaceuticals) - 1.3%
  11,800 Mylan Laboratories, Inc. ......................................... 297

 Household Products (Non-Durables) - 2.2%
   7,800 Kimberly-Clark Corp. ............................................. 509

 Insurance (Life & Health) - 1.8%
   8,600 Conseco, Inc. .................................................... 154
   7,900 UnumProvident Corp. .............................................. 253

 Insurance (Multi-Line) - 1.5%
   7,100 Hartford Financial Services Group, Inc. .......................... 336

 Manufacturing (Diversified) - 3.4%
  13,400 Crane Co. ........................................................ 266
   3,600 Honeywell International, Inc. .................................... 208
   3,300 Minnesota Mining & Manufacturing Co. ............................. 323

 Office Equipment & Supplies - 0.7%
   6,600 Xerox Corp. ...................................................... 150

 Oil (Domestic Integrated) - 0.7%
   1,900 Atlantic Richfield Co. ........................................... 164

 Oil (International Integrated) - 2.7%
   4,488 Exxon Mobil Corp. ................................................ 362
   4,900 Texaco, Inc. ..................................................... 266

 Oil & Gas (Drilling & Equipment) - 0.8%
   4,500 Halliburton Co. .................................................. 181

 Paper & Forest Products - 1.2%
   5,000 International Paper Co. .......................................... 282

 Publishing (Newspapers) - 1.1%
   5,300 New York Times Co. (Class A)...................................... 260



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Real Estate Investment Trust - 2.0%
   3,200 Equity Residential Properties Trust........................... $   137
   6,800 First Industrial Realty Trust, Inc. .............................. 187
   5,800 Liberty Property Trust............................................ 141

 Retail (Department Stores) - 1.1%
   7,950 May Department Stores Co. ........................................ 256

 Retail (Drug Stores) - 1.1%
   6,400 CVS Corp. ........................................................ 256

 Retail (Food Chains) - 1.5%
  11,049 Albertson's, Inc. ................................................ 356

 Retail (General Merchandise) - 0.8%
   2,100 *Costco Companies, Inc. .......................................... 192

 Savings & Loans - 1.1%
   9,600 Washington Mutual, Inc. .......................................... 250

 Services (Advertising/Marketing) - 1.6%
   6,400 Interpublic Group Cos., Inc. ..................................... 369

 Services (Commercial & Consumer) - 0.0%
     100 United Parcel Service, Inc. (Class B)............................... 7

 Telecommunications (Equipment) - 0.9%
   2,800 Lucent Technologies, Inc. ........................................ 209

 Telecommunications (Long Distance) - 0.3%
     900 Sprint Corp. ...................................................... 61

 Telephone - 6.6%
   4,700 ALLTEL Corp. ..................................................... 389
   7,200 CenturyTel, Inc. ................................................. 341
   4,700 GTE Corp. ........................................................ 332
   4,200 *MCI WorldCom, Inc. .............................................. 223
   4,800 SBC Communications, Inc. ......................................... 234
                                                                          ------
 TOTAL COMMON STOCKS..................................................... 14,287
                                                                          ------

 CORPORATE BONDS - 9.7%

 Air Freight - 0.5%
 $   136 Federal Express Corp.
         6.845%, due 1/15/19............................................... 126


 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Banks (Major Regional) - 0.6%
 $   135 Bank of America Corp.
         6.625%, due 6/15/04........................................... $   132

 Financial (Diversified) - 4.3%
     200 CIT Group, Inc.
         5.57%, due 12/08/03............................................... 188
     150 First Union Corp.
         6.625%, due 6/15/04............................................... 146
     155 Ford Motor Credit Co.
         7.375%, due 10/28/09.............................................. 153
     150 General Motors Acceptance Corp.
         5.95%, due 3/14/03................................................ 145
     195 Hertz Corp.
         7.00%, due 7/01/04................................................ 193
     195 Sears Roebuck Acceptance Corp.
         6.25%, due 5/01/09................................................ 172

 Manufacturing (Diversified) - 0.9%
     210 Tyco International Group SA
         6.375%, due 6/15/05............................................... 197

 Natural Gas - 0.9%
     250 National Fuel Gas Co.
         6.00%, due 3/01/09................................................ 220

 Publishing (Newspapers) - 0.9%
     210 Times-Mirror Co.
         6.65%, due 10/15/01............................................... 209

 Retail (General Merchandise) - 0.9%
     205 Wal-Mart Stores, Inc.
         6.15%, due 8/10/01................................................ 203

 Telephone - 0.3%
      30 AT&T Corp.
         5.625%, due 3/15/04................................................ 28
      40 AT&T Corp.
         6.50%, due 3/15/29................................................. 34

 U.S. Federal Agency Notes - 0.4%
      95 Federal Home Loan Bank
         6.00%, due 11/15/01................................................ 94
                                                                          ------
 TOTAL CORPORATE BONDS.................................................... 2,240
                                                                          ------



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 ASSET BACKED SECURITIES - 3.5%

 Electric Companies - 0.5%
 $   130 ComEd Transitional Funding Trust
         5.63%, due 6/25/09............................................ $   120

 Financial (Diversified) - 2.5%
     254 Citicorp Mortgage Securities, Inc.
         6.50%, due 6/25/29................................................ 228
     175 First USA Credit Card Master Trust
         5.28%, due 9/18/06................................................ 165
     180 Fleet Credit Card Master
         6.90%, due 4/16/07................................................ 179

 Trucking - 0.5%
     115 Ryder Vehicle Lease
         6.89%, due 4/15/05................................................ 114
                                                                          ------
 TOTAL ASSET BACKED SECURITIES.............................................. 806
                                                                          ------

 MORTGAGE BACKED SECURITIES - 6.8%

 Federal Home Loan Mortgage Corp.
 (FHLMC) - 0.8%
     190 7.50%, due 10/01/29............................................... 188

 Federal National Mortgage Association
 (FNMA) - 4.2%
     292 6.00%, due 1/01/29................................................ 268
     204 7.00%, due 3/01/12................................................ 202
     325 8.00%, due 12/01/29............................................... 328
     183 8.00%, due 2/15/29................................................ 184

 Government National Mortgage Association
 (GNMA) - 1.8%
     232 7.00%, due 4/15/28................................................ 225
      59 7.00%, due 8/15/28................................................. 57
     135 7.75%, due 10/15/29............................................... 135
                                                                          ------
 TOTAL MORTGAGE BACKED SECURITIES......................................... 1,587
                                                                          ------


 SHARES OR
 PRINCIPAL AMOUNT                                                 VALUE (000's)
--------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS - 18.1%

 U.S. Federal Agency Notes - 3.1%
 $   200 5.125%, due 2/13/04.......................................... $   188
     540 6.00%, due 8/15/02............................................... 532

 U.S. Treasury Notes - 15.0%
     700 5.375%, due 6/30/00.............................................. 699
     335 5.875%, due 9/30/02.............................................. 331
     100 6.375%, due 8/15/02.............................................. 100
     250 6.50%, due 10/15/06.............................................. 249
     245 6.50%, due 8/15/05............................................... 245
     105 7.25%, due 8/15/04............................................... 108
   1,620 7.50%, due 11/15/16............................................ 1,733
                                                                          ------
 TOTAL U.S. GOVERNMENT OBLIGATIONS....................................... 4,185
                                                                          ------

 CASH EQUIVALENTS - 0.4%

 Investment Companies
     100 J.P. Morgan Institutional Prime Money Market..................... 100
                                                                          ------
 TOTAL CASH EQUIVALENTS.................................................... 100
                                                                          ------
 TOTAL INVESTMENTS - 100.3%............................................. 23,205
 Other Assets, less Liabilities............................................ (71)
                                                                          ------
 NET ASSETS............................................................ $23,134
                                                                          ------
                                                                          ------

--------------------------------------------------------------------------------
* Non-income producing security.



                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO Small Company Stock Fund
                               December 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            [PHOTO OF GREG EISEN]

                                   GREG EISEN

    For the year 1999, the SAFECO Small Company Fund widely outpaced the Lipper, Inc. average for small-cap value funds, but not the Russell
2000, which contains both growth and value stocks.
    Our value-oriented portfolio languished in the Internet's shadow during the first half of '99. In the third and fourth quarters, we took advan-tage of a very hot initial public offering (IPO) market. Several of our long-held positions started to work and so did new ones I'd taken to increase the Fund's price/ earnings ratio. As well, Vallen, a stock I held through the Fund's reconfiguration, was bought out for significant gain.

    We benefited as the stock market rewarded hot new tech issues with unrea-sonably high first-day gains. Except for a few, we


                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - No-Load Class

Average Annual Total Return
for the periods ended December 31, 1999      Quarter         1 Year     Since Inception*
----------------------------------------------------------------------------------------
SAFECO Small Company Fund                    27.05 %         14.07 %        8.56 %
Russell 2000 Index                           18.60 %         21.39 %       14.37 %
Lipper. Inc. (Small-Cap Value Funds)          6.59 %          6.33 %        N/A

* Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

                                                       Small Company           Russell 2000
                                                                Fund                  Index
                                                      ---------------         --------------
                                    1/31/96                   10,000                 10,000
                                    2/28/96                   10,150                 10,316
                                    3/31/96                   10,490                 10,521
                                    4/30/96                   11,550                 11,086
                                    5/31/96                   12,350                 11,531
                                    6/30/96                   12,030                 11,061
                                    7/31/96                   11,220                 10,096
                                    8/31/96                   11,910                 10,682
                                    9/30/96                   12,183                 11,099
                                   10/31/96                   12,162                 10,927
                                   11/30/96                   12,024                 11,375
                                   12/31/96                   12,501                 11,667
                                    1/30/97                   12,606                 11,898
                                    2/28/97                   12,342                 11,610
                                    3/31/97                   11,918                 11,066
                                    4/30/97                   11,675                 11,093
                                    5/31/97                   12,786                 12,330
                                    6/30/97                   13,464                 12,854
                                    7/31/97                   14,385                 13,454
                                    8/31/97                   14,670                 13,757
                                    9/30/97                   16,121                 14,762
                                   10/30/97                   15,538                 14,105
                                   11/30/97                   15,443                 14,009
                                   12/31/97                   15,423                 14,261
                                    1/31/98                   15,325                 14,044
                                    2/28/98                   16,886                 15,097
                                    3/31/98                   18,458                 15,731
                                    4/30/98                   19,119                 15,817
                                    5/31/98                   18,078                 14,969
                                    6/30/98                   17,677                 15,012
                                    7/31/98                   15,640                 13,786
                                    8/31/98                   11,120                 11,113
                                    9/30/98                   11,673                 11,973
                                   10/31/98                   11,413                 12,464
                                   11/30/98                   11,586                 13,123
                                   12/31/98                   12,096                 13,942
                                    1/31/99                   12,453                 14,126
                                    2/28/99                   11,684                 12,987
                                    3/31/99                   11,044                 13,187
                                    4/30/99                   10,936                 14,368
                                    5/31/99                   10,979                 14,580
                                    6/30/99                   11,229                 15,235
                                    7/31/99                   11,424                 14,815
                                    8/31/99                   10,817                 14,269
                                    9/30/99                   10,860                 14,270
                                   10/31/99                   10,903                 14,333
                                   11/30/99                   12,432                 15,203
                                   12/31/99                   13,797                 16,924

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

quickly sold almost all the IPOs we participated in.
     Long-time holdings MICROS Systems and Optimal Robotics turned from value to growth stocks. MICROS was up 83% during the fourth quarter on anticipation surrounding the spin-off of its internet reservation system. Optimal Robotics' self-service checkout systems became profitable, and the stock climbed 166% during the year.
     Anything associated with the Internet did well. I let N2H2, an Internet filtering service used by schools, run from ten to 28, and then cut our position back to around 1.2%. I bought BEA Systems (e-commerce software) at a reasonable price and by year-end it was a momentum stock. Emmis Communi-


Weightings
As a Percent of Net Assets
-------------------------------------------------------------------------------

     [PIE CHART]

     Common Stocks:

1)   Mid-Cap ($1 Billion - $4 Billion) -                   26%
2)   Small Cap (Under $1 Billion):
        a)  Large (Over $750 million) -                     4%
        b)  Medium ($250 - $750 million) -                 44%
        c)  Small (Under $250 million) -                   22%
3)   Cash and Other:                                        4%
                                                          ----
                                                          100%


                                  HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
-------------------------------------------------------------------------------
MICROS Systems, Inc. ..................................................... 4.9%
 (Computers - Hardware)
Optimal Robotics Corp. ................................................... 4.3
 (Computers - Hardware)
International Aircraft Investors, Inc. ................................... 3.8
 (Aerospace/Defense)
Imax Corp. ............................................................... 3.6
 (Manufacturing - Specialized)
BEA Systems, Inc. ........................................................ 3.4
 (Computers - Software & Services)
Emmis Communications Corp. (Class A)...................................... 3.3
 (Broadcasting - TV, Radio & Cable)
U.S. Foodservice.......................................................... 2.9
 (Distributors - Food & Health)
Timberline Software Corp. ................................................ 2.8
 (Computers - Software & Services)
ACT Manufacturing, Inc. .................................................. 2.6
 (Electronics - Component Distributors)
Regis Corp. .............................................................. 2.6
 (Retail - Specialty)

TOP FIVE PURCHASES                                                         Cost
For the Year Ended Dec. 31, 1999                                        (000's)
-------------------------------------------------------------------------------
Rollins Truck Leasing Corp. ............................................ $1,363
Imax Corp. .............................................................  1,148
HA-LO Industries, Inc. .................................................  1,111
Central Parking Corp. ..................................................  1,097
Rent-Way, Inc. .........................................................    946

TOP FIVE SALES                                                         Proceeds
For the Year Ended Dec. 31, 1999                                        (000's)
-------------------------------------------------------------------------------
Equitrac Corp. ......................................................... $2,756
Litchfield Financial Corp. .............................................  2,514
Vallen Corp. ...........................................................  1,824
Hooper Holmes, Inc. ....................................................  1,599
Styling Technology Corp. ...............................................  1,586

                                                                     Percent of
TOP FIVE INDUSTRIES                                                  Net Assets
-------------------------------------------------------------------------------
Computers (Software & Services)............................................. 11%
Services (Commercial & Consumer)............................................ 10
Computers (Hardware)........................................................  9
Trucking....................................................................  6
Broadcasting (TV, Radio & Cable)............................................  5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
cations, our best non-tech performer, gained on e-commerce advertising revenue.
    The IPO market was unusually active and can't be counted on for future gains. However, I will try to participate as long as it remains lucrative, while remaining wary of valuations which, I believe, will eventually take pre-cedence. At year-end, the Fund's P/E had climbed to 21.6 times 1999 earnings, and its weighted market capitalization grew to $835 million. We remain in the small-cap value camp.

Greg Eisen

--------------------------------------------------------------------------------

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO Small Company Stock Fund
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 95.8%

 Aerospace/Defense - 3.8%
   186,950 *International Aircraft Investors, Inc. .................... $ 1,168

 Air Freight - 1.7%
    16,200 Air Express International Corp. ................................ 523

 Airlines - 2.1%
    23,400 SkyWest, Inc. .................................................. 655

 Banks (Regional) - 1.9%
    38,610 *Hanmi Bank (Los Angeles, CA)................................... 579

 Broadcasting (TV, Radio & Cable) - 5.1%
     8,000 *Emmis Communications Corp. (Class A)........................... 997
    24,600 *Salem Communications Corp. (Class A)........................... 557

 Computers (Hardware) - 9.4%
     2,000 *Apex, Inc. ..................................................... 65
    20,500 *MICROS Systems, Inc. ........................................ 1,517
    35,100 *Optimal Robotics Corp. ...................................... 1,307

 Computers (Peripherals) - 3.8%
     9,475 *Circle.com..................................................... 117
     1,100 *Egreetings Network, Inc. ....................................... 11
    18,300 *GRIC Communications, Inc. ..................................... 464
    11,000 *Integrated Measurement Systems, Inc. .......................... 155
     9,000 *Primus Knowledge Solutions, Inc. .............................. 408

 Computers (Software & Services) - 11.4%
    15,000 *BEA Systems, Inc. ........................................... 1,049
     2,000 *BSQUARE Corp. .................................................. 84
    27,500 *Ciber, Inc. ................................................... 756
     3,200 *Digimarc Corp. ................................................ 160
    38,800 *ITT Educational Services, Inc. ................................ 599
    62,800 Timberline Software Corp. ...................................... 844

 Distributors (Food & Health) - 2.9%
    52,700 *U.S. Foodservice............................................... 883


 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Electronics (Component Distributors) - 2.6%
    21,400 *ACT Manufacturing, Inc. ................................... $   802

 Engineering & Construction - 2.1%
    34,200 *Astec Industries, Inc. ........................................ 643

 Financial (Diversified) - 2.1%
    51,000 *Hawthorne Financial Corp. ..................................... 638

 Health Care
 (Medical Products & Supplies) - 2.1%
    20,700 *SonoSite, Inc. ................................................ 655

 Insurance (Property-Casualty) - 2.0%
    91,100 *American Safety Insurance Group, Ltd. ......................... 598

 Manufacturing (Specialized) - 3.6%
    40,700 *Imax Corp. .................................................. 1,114

 Oil & Gas (Drilling & Equipment) - 4.5%
    26,000 *Marine Drilling Co., Inc. ..................................... 583
    15,900 *Rowan Companies, Inc. ......................................... 345
    20,000 *UTI Energy Corp. .............................................. 461

 Oil & Gas (Exploration & Production) - 0.5%
     8,000 *Chieftain International, Inc. ................................. 138

 Real Estate Investment Trust - 1.0%
     9,700 Alexandria Real Estate Equities, Inc. .......................... 309

 Restaurants - 2.3%
    87,200 *Taco Cabana, Inc. (Class A).................................... 709

 Retail (Department Stores) - 1.5%
    53,500 *Musicland Stores Corp. ........................................ 451

 Retail (Discounters) - 1.3%
    72,500 *OfficeMax, Inc. ............................................... 399

 Retail (Drug Stores) - 1.7%
   119,000 *Drug Emporium, Inc. ........................................... 528

 Retail (Food Chains) - 1.5%
    42,000 Ingles Markets, Inc. ........................................... 467

 Retail (Specialty) - 2.6%
    42,300 Regis Corp. .................................................... 798



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO SMALL COMPANY STOCK FUND
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Services (Advertising/Marketing) - 2.8%
    37,900 *Snyder Communications, Inc. ............................... $   730
    12,633 *Ventiv Health, Inc. ........................................... 116

 Services (Commercial & Consumer) - 10.4%
    35,700 Central Parking Corp. .......................................... 683
    28,800 *Dollar Thrifty Automotive Group, Inc. ......................... 689
    15,800 *N2H2, Inc. .................................................... 371
    33,350 *Rent-A-Center, Inc. ........................................... 661
    42,200 *Rent-Way, Inc. ................................................ 789

 Textiles (Apparel) - 1.5%
    31,000 *Cutter & Buck, Inc. ........................................... 469

 Trucking - 5.6%
    13,800 *Landstar System, Inc. ......................................... 591
    52,500 Rollins Truck Leasing Corp. .................................... 627
    29,000 *Swift Transportation Co., Inc. ................................ 511

 Waste Management - 2.0%
    27,500 Landauer, Inc................................................... 602
                                                                          ------
 TOTAL COMMON STOCKS..................................................... 29,375
                                                                          ------


 SHARES OR
 PRINCIPAL AMOUNT                                                VALUE (000's)
-------------------------------------------------------------------------------
 PREFERRED STOCKS - 1.7%

 Electric Companies - 0.9%
     3,700 Massachusetts Electric Co. ............................... $   265

 Entertainment - 0.8%
    41,200 *Craig Corp. (Class A)........................................ 258
                                                                          -----
 TOTAL PREFERRED STOCKS................................................... 523
                                                                          -----

 CASH EQUIVALENTS - 7.1%

 Investment Companies
   626,489 AIM Short-Term Investments Co. Liquid Assets Money Market
           Portfolio (Institutional Shares).............................. 626
 1,537,772 J.P. Morgan Institutional Prime Money Market................ 1,538
                                                                          -----
 TOTAL CASH EQUIVALENTS................................................. 2,164
                                                                          -----
 TOTAL INVESTMENTS - 104.6%............................................ 32,062
 Other Assets, less Liabilities........................................ (1,402)
                                                                          -----
 NET ASSETS........................................................... $30,660
                                                                          -----
                                                                          -----

--------------------------------------------------------------------------------
* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                             SAFECO U.S. Value Fund
                               December 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            [PHOTO OF REX BENTLEY]

                                  REX BENTLEY

    A favorite Wall Street saying wasn't true in 1999; the rising tide did not lift all boats. The SAFECO U.S. Value Fund's return was similar to that of the Russell 1000 Value Index's 6.9%, but much lower than the S&P 500.
    Our investment strategy, owning stocks that appear to be undervalued and have good growth prospects based on our fundamental analysis, remains the same. Unfortunately, it's been out of sync with the equity market for the past two years. (For the two years ended December 31, 1999, the Russell 1000 Growth Index's annualized return was 35.7% versus 11.2% for the Russell 1000 Value Index.)
    Not suprisingly, technology stocks Nortel Networks, Cadence Design Systems, and Apple Computer were the fund's best per-

                              [PERFORMANCE GRAPH]

                     PERFORMANCE OVERVIEW - No-Load Class

                        Average Annual Total Return
                        for the periods ended December 31, 1999              Quarter             1 Year            Since Inception*
                        -----------------------------------------------------------------------------------------------------------
                        SAFECO U.S. Value Fund Fund                          6.15 %                5.15 %            13.16 %
                        S & P 500 Index                                     14.88 %               21.04 %            27.35 %
                        Lipper. Inc. (Large-Cap Value Funds)                 8.74 %               11.23 %              N/A

* Graph and average annual return comparison begins April 30, 1997, inception date of the fund.


                                         U.S. Value Fund           S&P 500 Index
                                       -------------------      ------------------
                           4/30/97                  10,000                  10,000
                           5/31/97                  10,670                  10,608
                           6/30/97                  11,053                  11,083
                           7/31/97                  11,915                  11,965
                           8/31/97                  11,283                  11,295
                           9/30/97                  11,669                  11,914
                          10/30/97                  11,307                  11,516
                          11/30/97                  11,599                  12,049
                          12/31/97                  11,750                  12,256
                           1/31/98                  11,760                  12,391
                           2/28/98                  12,621                  13,284
                           3/31/98                  13,095                  13,964
                           4/30/98                  12,905                  14,104
                           5/31/98                  12,632                  13,862
                           6/30/98                  12,615                  14,425
                           7/31/98                  12,150                  14,272
                           8/31/98                  10,662                  12,210
                           9/30/98                  11,380                  12,993
                          10/31/98                  12,375                  14,048
                          11/30/98                  12,999                  14,900
                          12/31/98                  13,231                  15,758
                           1/31/99                  13,242                  16,417
                           2/28/99                  12,799                  15,907
                           3/31/99                  13,042                  16,543
                           4/30/99                  13,996                  17,184
                           5/31/99                  14,118                  16,778
                           6/30/99                  14,593                  17,709
                           7/31/99                  14,182                  17,156
                           8/31/99                  13,681                  17,071
                           9/30/99                  13,105                  16,603
                          10/31/99                  13,708                  17,653
                          11/30/99                  13,674                  18,013
                          12/31/99                  13,912                  19,074

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       [PHOTO OF LYNETTE D. SAGVOLD]

                              LYNETTE D. SAGVOLD

formers, while our energy stocks, most financials, and most consumer staple stocks (three sectors in which the Fund is over-weighted) were weak.
     We replaced Bell Atlantic with SBC Communications and bought Sprint to increase the weighting in telecommunications. To offset a partial sale of Nortel networks, which had nearly doubled, we took a small position in Lucent Technologies. We also added Apple Computer. Still, because of our value orientation, the Fund is underweighted in technology compared to the S&P 500.
       We sold our holdings in Bank One, Lockheed Martin, Boeing and New Century Energies, as the earnings outlook for these companies has weakened. We reduced positions in KeyCorp, Conseco and Xerox, taking some losses to off-set gains taken during the year.
     At year-end, the Fund's price-to-earnings based on year 2000 earnings estimates was 17.7 versus 26.4 for the S&P 500. The

                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Percent of
TOP TEN HOLDINGS                                                     Net Assets
-------------------------------------------------------------------------------
Kimberly-Clark Corp. ..............................................    3.3%
 (Household Products - Non-Durables)
Hewlett-Packard Co. ...............................................    3.2
 (Computers - Hardware)
Interpublic Group Cos., Inc. ......................................    2.8
 (Services - Advertising/Marketing)
ALLTEL Corp. ......................................................    2.8
 (Telephone)
GTE Corp. .........................................................    2.7
 (Telephone)
Exxon Mobil Corp. .................................................    2.7
 (Oil - International Integrated)
Nortel Networks Corp. .............................................    2.7
 (Communication Equipment)
Praxair, Inc. .....................................................    2.7
 (Chemicals)
CenturyTel, Inc. ..................................................    2.5
 (Telephone)
Abbott Laboratories................................................    2.5
 (Health Care - Diversified)

TOP FIVE PURCHASES                                                          Cost
For the Year Ended Dec. 31, 1999                                         (000's)
--------------------------------------------------------------------------------
Xerox Corp. ............................................................... $438
Abbott Laboratories........................................................  314
ALLTEL Corp. ..............................................................  243
UnumProvident Corp. .......................................................  220
Emerson Electric Co. ......................................................  219

TOP FIVE SALES                                                          Proceeds
For the Year Ended Dec. 31, 1999                                         (000's)
--------------------------------------------------------------------------------
Merck & Co., Inc. ........................................................ $361
Corning, Inc. ............................................................  318
Bell Atlantic Corp. ......................................................  305
Motorola, Inc. ...........................................................  284
Wendy's International, Inc. ..............................................  276

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Telephone................................................................... 11%
Health Care (Diversified)...................................................  7
Manufacturing (Diversified).................................................  6
Computers (Hardware)........................................................  5
Chemicals...................................................................  5

forecasted earnings growth for our stocks is 13% compared to 10% for the S&P
500. We think we're holding stocks with attractive growth at discount prices. As well, we fully expect our style of investing to return to favor and offer attractive returns as it has in the past.

Rex Bently

Lynette D. Sagvold

--------------------------------------------------------------------------------

Rex Bently, an MBA from Brigham Young University and Chartered Financial Ana-lyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment ca-reer in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

                                  [PIE CHART]

Weightings as a Percent of Net Assets
-------------------------------------------------------------------
       Common Stocks:
1)       Large ($4 Bil. and above) -                            89%
2)       Medium ($1 Bil. - $4 Bil.) -                           11%
                                                            -------
                                                               100%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. Value Fund
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 99.6%

 Banks (Major Regional) - 1.7%
  3,000 Bank of America Corp........................................... $   151
  1,800 KeyCorp............................................................. 40

 Banks (Money Center) - 2.1%
  3,000 Chase Manhattan Corp............................................... 233

 Beverages (Non-Alcoholic) - 2.2%
  6,800 PepsiCo, Inc....................................................... 240

 Chemicals - 4.5%
  3,100 Du Pont (E.I.) de Nemours & Co..................................... 204
  5,800 Praxair, Inc....................................................... 292

 Communication Equipment - 2.7%
  2,900 Nortel Networks Corp............................................... 293

 Computers (Hardware) - 5.0%
  1,900 *Apple Computer, Inc............................................... 195
  3,100 Hewlett-Packard Co................................................. 353

 Computers (Peripherals) - 1.1%
  8,100 *Quantum Corp. -  DLT & Storage Systems............................ 122

 Computers (Software & Services) - 3.4%
  8,100 *Cadence Design Systems, Inc....................................... 194
  8,300 *PeopleSoft, Inc................................................... 177

 Electric Companies - 1.5%
  9,200 NIPSCO Industries, Inc............................................. 164

 Electrical Equipment - 2.0%
  3,800 Emerson Electric Co................................................ 218

 Electronics (Semiconductors) - 2.0%
  2,700 Intel Corp......................................................... 222

 Entertainment - 1.9%
  7,300 The Walt Disney Co................................................. 214

 Financial (Diversified) - 2.6%
  2,100 American General Corp.............................................. 159
  2,000 Federal National Mortgage Association.............................. 125


 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Foods - 3.9%
  8,400 ConAgra, Inc................................................... $   190
  5,900 Dean Foods Co...................................................... 235

 Health Care (Diversified) - 7.0%
  7,500 Abbott Laboratories................................................ 272
  3,700 American Home Products Corp........................................ 146
  2,600 Bristol-Myers Squibb Co............................................ 167
  2,000 Johnson & Johnson.................................................. 186

 Health Care (Major Pharmaceuticals) - 1.7%
  7,400 Mylan Laboratories, Inc............................................ 186

 Household Products (Non-Durables) - 3.3%
  5,500 Kimberly-Clark Corp................................................ 359

 Insurance (Life & Health) - 2.5%
  4,500 Conseco, Inc........................................................ 80
  6,000 UnumProvident Corp................................................. 192

 Insurance (Multi-Line) - 2.3%
  5,400 Hartford Financial Services Group, Inc............................. 256

 Manufacturing (Diversified) - 5.6%
 10,150 Crane Co........................................................... 202
  3,080 Honeywell International, Inc....................................... 178
  2,400 Minnesota Mining & Manufacturing Co................................ 235

 Office Equipment & Supplies - 1.0%
  4,800 Xerox Corp......................................................... 109

 Oil (Domestic Integrated) - 1.1%
  1,400 Atlantic Richfield Co.............................................. 121

 Oil (International Integrated) - 4.5%
  3,654 Exxon Mobil Corp................................................... 294
  3,700 Texaco, Inc........................................................ 201

 Oil & Gas (Drilling & Equipment) - 1.5%
  4,200 Halliburton Co..................................................... 169

 Paper & Forest Products - 1.9%
  3,700 International Paper Co............................................. 209

 Publishing (Newspapers) - 2.1%
  4,700 New York Times Co. (Class A)....................................... 231



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Real Estate Investment Trust - 3.2%
  2,500 Equity Residential Properties Trust............................ $   107
  5,100 First Industrial Realty Trust, Inc................................. 140
  4,300 Liberty Property Trust............................................. 104

 Retail (Department Stores) - 1.8%
  6,150 May Department Stores Co........................................... 198

 Retail (Drug Stores) - 1.8%
  5,000 CVS Corp........................................................... 200

 Retail (Food Chains) - 2.5%
  8,440 Albertson's, Inc................................................... 272

 Retail (General Merchandise) - 1.3%
  1,600 *Costco Companies, Inc............................................. 146

 Savings & Loans - 1.8%
  7,600 Washington Mutual, Inc............................................. 198

 Services (Advertising/Marketing) - 2.8%
  5,400 Interpublic Group Cos., Inc........................................ 312

 Services (Commercial & Consumer) - 0.1%
    100 United Parcel Service, Inc. (Class B)................................ 7

 Telecommunications (Equipment) - 1.5%
  2,200 Lucent Technologies, Inc........................................... 165


 SHARES OR
 PRINCIPAL AMOUNT                                                 VALUE (000's)
--------------------------------------------------------------------------------
 Telecommunications (Long Distance) - 0.6%
     900 Sprint Corp.................................................. $    61

 Telephone - 11.1%
   3,700 ALLTEL Corp...................................................... 306
   5,800 CenturyTel, Inc.................................................. 275
   4,200 GTE Corp......................................................... 296
   3,000 *MCI WorldCom, Inc............................................... 159
   3,700 SBC Communications, Inc.......................................... 180
                                                                          ------
 TOTAL COMMON STOCKS.................................................... 10,940
                                                                          ------

 CASH EQUIVALENTS - 2.9%

 Investment Companies
 314,935 J.P. Morgan Institutional Prime Money Market..................... 315
                                                                          ------
 TOTAL CASH EQUIVALENTS.................................................... 315
                                                                          ------
 TOTAL INVESTMENTS - 102.5%............................................. 11,255
 Other Assets, less Liabilities........................................... (272)
                                                                          ------
 NET ASSETS............................................................ $10,983
                                                                          ------
                                                                          ------

--------------------------------------------------------------------------------
* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
                            As of December 31, 1999

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO     SAFECO   SAFECO
(In Thousands, Except                               Growth     Equity   Income
Per Share Amounts)                                    Fund       Fund     Fund
------------------------------------------------------------------------------
Assets
 Investments, at Cost                             $858,375 $1,546,368 $234,471
                                                  ======== ========== ========
 Investments, at Value
 Unaffiliated Issuers                             $388,533 $2,244,126 $309,849
 Affiliated Issuers                                469,850         --       --
                                                  -------- ---------- --------
  Total Investments at Value                       858,383  2,244,126  309,849
 Cash                                                   --         --       --
 Receivables
 Investment Securities Sold                          3,600         --      232
 Trust Shares Sold                                   1,531      1,471       20
 Dividends and Interest                                464      2,274      727
 From Advisor                                          169         10        1
 Deferred Organization Expense                          --         --       --
                                                  -------- ---------- --------
  Total Assets                                     864,147  2,247,881  310,829
Liabilities
 Payables
 Investment Securities Purchased                     3,813         --       --
 Trust Shares Redeemed                               1,783      3,493    1,121
 Notes Payable                                         350         --       --
 Dividends                                              --      5,375    1,475
 Investment Advisory Fees                              523      1,275      209
 Forward Currency Contracts Open, Net                   --         --       --
 Other                                                 403        554       76
                                                  -------- ---------- --------
  Total Liabilities                                  6,872     10,697    2,881
                                                  -------- ---------- --------
Net Assets                                        $857,275 $2,237,184 $307,948
                                                  ======== ========== ========
 No-Load Class:
 Net Assets                                       $815,041 $2,147,299 $303,537
 Trust Shares Outstanding                           34,982     89,379   13,555
                                                  -------- ---------- --------
 Net Asset Value, Offering Price, and Redemption
  Price Per Share                                 $  23.30 $    24.02 $  22.39
                                                  ======== ========== ========
 Class A:
 Net Assets                                       $ 27,597 $   61,625 $  2,046
 Trust Shares Outstanding                            1,189      2,561       91
                                                  -------- ---------- --------
 Net Asset Value and Redemption Price Per Share   $  23.21 $    24.06 $  22.52
                                                  ======== ========== ========
 Maximum Offering Price Per Share (Net Asset
  Value Plus Sales Charge of 5.75%)               $  24.63 $    25.53 $  23.89
                                                  ======== ========== ========
 Class B:
 Net Assets                                       $ 14,637 $   28,260 $  2,365
 Trust Shares Outstanding                              649      1,186      105
                                                  -------- ---------- --------
 Net Asset Value and Offering
  Price Per Share*                                $  22.57 $    23.83 $  22.53
                                                  ======== ========== ========

--------------------------------------------------------------------------------
* For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

   SAFECO             SAFECO           SAFECO                SAFECO             SAFECO
Northwest      International         Balanced         Small Company         U.S. Value
     Fund               Fund             Fund                  Fund               Fund
--------------------------------------------------------------------------------------

 $ 58,723            $25,673          $21,974               $28,117            $10,048
 ========            =======          =======               =======            =======

 $107,764            $38,242          $23,205               $32,062            $11,255
       --                 --               --                    --                 --
 --------            -------          -------               -------            -------
  107,764             38,242           23,205                32,062             11,255
       --              1,135               --                    --                 --

       --                 --               --                    --                 --
      844                305               55                   118                  1
       31                 51              130                    24                 18
       --                 --                4                     6                  7
       --                  4                4                     4                  9
 --------            -------          -------               -------            -------
  108,639             39,737           23,398                32,214             11,290



       --                 --               --                 1,406                 --
      130                 14               61                   113                 16
       --                 --               --                    --                 --
    1,253                 --              173                    --                266
       71                 36               17                    22                  8
       --                 50               --                    --                 --
       35                 63               13                    13                 17
 --------            -------          -------               -------            -------
    1,489                163              264                 1,554                307
 --------            -------          -------               -------            -------
 $107,150            $39,574          $23,134               $30,660            $10,983
 ========            =======          =======               =======            =======

 $ 97,534            $36,967          $18,008               $28,319            $ 9,905
    3,851              2,181            1,524                 2,225                829
 --------            -------          -------               -------            -------

 $  25.33            $ 16.95          $ 11.81               $ 12.73            $ 11.95
 ========            =======          =======               =======            =======

 $  4,774            $ 1,215          $ 2,573               $ 1,067            $   331
      191                 72              217                    85                 28
 --------            -------          -------               -------            -------

 $  25.01            $ 16.89          $ 11.87               $ 12.55            $ 11.94
 ========            =======          =======               =======            =======

 $  26.54            $ 17.92          $ 12.59               $ 13.32            $ 12.67
 ========            =======          =======               =======            =======

 $  4,842            $ 1,392          $ 2,553               $ 1,274            $   747
      198                 84              216                   104                 63
 --------            -------          -------               -------            -------

 $  24.46            $ 16.56          $ 11.83               $ 12.22            $ 11.88
 ========            =======          =======               =======            =======

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 1999

                                                   SAFECO    SAFECO    SAFECO
                                                   Growth    Equity    Income
(In Thousands)                                       Fund      Fund      Fund
------------------------------------------------------------------------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $61
  in the International Fund)                     $  4,423  $ 32,457  $  9,667
 Interest                                             239     2,991     1,229
                                                 --------  --------  --------
 Total Investment Income                            4,662    35,448    10,896
Expenses
 Investment Advisory                                6,137    12,814     2,300
 Transfer Agent                                     3,113     4,329       716
 Fund Accounting and Administration                   219       408       139
 Shareholder Service-Class A                           71       148         6
       -Class B                                        36        61         6
 Distribution       -Class B                          108       182        17
 Legal and Auditing                                   123       196        50
 Custodian                                             79       125        25
 Registration                                          50        69        22
 Reports to Shareholders                              701       699        94
 Trustees                                              12        14         7
 Loan Interest Expense                                390         1        --
 Other                                                232       317        55
                                                 --------  --------  --------
 Total Expenses Before Reimbursement               11,271    19,363     3,437
 Expense Reimbursement                               (576)      (24)       (8)
                                                 --------  --------  --------
 Total Expenses After Reimbursement                10,695    19,339     3,429
                                                 --------  --------  --------
Net Investment Income (Loss)                       (6,033)   16,109     7,467
Net Realized and Unrealized Gain (Loss) on
 Investments and Foreign Currency
 Net Realized Gain (Loss) from:
 Investments in Unaffiliated Issuers               33,689   108,654    11,161
 Investments in Affiliated Issuers                (63,935)       --        --
 Foreign Currency Transactions                         --        --        --
                                                 --------  --------  --------
 Total Net Realized Gain (Loss)                   (30,246)  108,654    11,161
 Net Change in Unrealized Appreciation
  (Depreciation)                                    8,592    72,979   (17,088)
                                                 --------  --------  --------
Net Gain (Loss) on Investments and Foreign
 Currency                                         (21,654)  181,633    (5,927)
                                                 --------  --------  --------
Net Change in Net Assets Resulting from
 Operations                                      $(27,687) $197,742  $  1,540
                                                 ========  ========  ========
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO            SAFECO          SAFECO               SAFECO            SAFECO
Northwest     International        Balanced        Small Company        U.S. Value
     Fund              Fund            Fund                 Fund              Fund
-----------------------------------------------------------------------------------
  $   365            $  453            $284               $  112              $219
       59                44             560                  105                16
  -------            ------            ----               ------              ----
      424               497             844                  217               235
      534               301             166                  239                80
      216                83              68                   92                26
       48                19              14                   17                 7
        7                 2               4                    2                 1
        8                 2               6                    3                 2
       24                 8              19                    8                 5
       24                22              20                   21                19
        8                47               6                   12                 4
       17                13              14                   12                15
       25                 9              12                   33                10
        6                 6               6                    6                 6
       --                --              --                    1                --
       12                 9               7                   13                 6
  -------            ------            ----               ------              ----
      929               521             342                  459               181
      (61)              (73)            (50)                 (79)              (42)
  -------            ------            ----               ------              ----
      868               448             292                  380               139
  -------            ------            ----               ------              ----
     (444)               49             552                 (163)               96
    8,020               576             438               (5,990)              451
       --                --              --                   --                --
       --               (88)             --                   --                --
  -------            ------            ----               ------              ----
    8,020               488             438               (5,990)              451
   28,195             7,927            (709)               9,193               (51)
  -------            ------            ----               ------              ----
   36,215             8,415            (271)               3,203               400
  -------            ------            ----               ------              ----
  $35,771            $8,464            $281               $3,040              $496
  =======            ======            ====               ======              ====
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets

                                                           SAFECO Growth Fund
                                                      ------------------------
                                                       Year Ended December 31
                                                      ------------------------
(In Thousands)                                               1999         1998
-------------------------------------------------------------------------------
Operations
 Net Investment Income (Loss)                         $    (6,033) $      (918)
 Net Realized Gain (Loss) on Investments and Foreign
  Currency Transactions                                   (30,246)      44,781
 Net Change in Unrealized Appreciation (Depreciation)       8,592      (92,841)
                                                      -----------  -----------
 Net Change in Net Assets Resulting from Operations       (27,687)     (48,978)
Dividends to Shareholders from
 Net Investment Income
 No Load Class                                                 --           --
 Class A                                                       --           --
 Class B                                                       --           --
 Net Realized Gain on Investments
 No-Load Class                                                 --      (43,556)
 Class A                                                       --       (1,055)
 Class B                                                       --         (497)
                                                      -----------  -----------
 Total                                                         --      (45,108)
Net Trust Share Transactions
 No-Load Class                                           (551,458)     846,267
 Class A                                                   (6,151)      32,104
 Class B                                                     (935)      15,181
                                                      -----------  -----------
 Total                                                   (558,544)     893,552
                                                      -----------  -----------
Total Change in Net Assets                               (586,231)     799,466
Net Assets at Beginning of Period                       1,443,506      644,040
                                                      -----------  -----------
Net Assets at End of Period                           $   857,275  $ 1,443,506
                                                      ===========  ===========
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              SAFECO Northwest
       SAFECO Equity Fund        SAFECO Income Fund                       Fund
--------------------------      ------------------------    -----------------------
                                Year Ended December                 Year Ended
   Year Ended December 31                        31                December 31
--------------------------      ------------------------    -----------------------
       1999           1998          1999          1998          1999         1998
-----------------------------------------------------------------------------------
$    16,109    $    17,446      $  7,467      $ 10,977      $   (444)     $  (373)
    108,654         79,369        11,161        20,424         8,020        1,091
     72,979        295,679       (17,088)      (10,865)       28,195        1,410
-----------    -----------      --------      --------      --------      -------
    197,742        392,494         1,540        20,536        35,771        2,128
    (15,806)       (17,149)       (7,391)      (10,921)           --           --
       (255)          (343)          (42)          (33)           --           --
         --             --           (25)          (22)           --           --
   (104,376)       (76,799)      (10,871)      (20,354)       (7,222)        (658)
     (2,993)        (1,908)          (73)         (105)         (358)         (23)
     (1,372)          (656)          (85)         (110)         (370)         (28)
-----------    -----------      --------      --------      --------      -------
   (124,802)       (96,855)      (18,487)      (31,545)       (7,950)        (709)
     51,436        246,560       (79,020)        8,124         8,418       (2,513)
      9,565         37,060            99         1,405         1,472          831
     10,780         12,194           288         1,483         1,034        1,475
-----------    -----------      --------      --------      --------      -------
     71,781        295,814       (78,633)       11,012        10,924         (207)
-----------    -----------      --------      --------      --------      -------
    144,721        591,453       (95,580)            3        38,745        1,212
  2,092,463      1,501,010       403,528       403,525        68,405       67,193
-----------    -----------      --------      --------      --------      -------
$ 2,237,184    $ 2,092,463      $307,948      $403,528      $107,150      $68,405
===========    ===========      ========      ========      ========      =======
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets

                                    SAFECO International Fund
                                    -------------------------
                                       Year Ended December 31
                                    -------------------------
(In Thousands)                              1999         1998
--------------------------------------------------------------
Operations
 Net Investment Income (Loss)       $         49 $         14
 Net Realized Gain (Loss) on
  Investments and Foreign Currency
  Transactions                               488         (910)
 Net Change in Unrealized
  Appreciation (Depreciation)              7,927        3,209
                                    ------------ ------------
 Net Change in Net Assets Resulting
  from Operations                          8,464        2,313
Dividends to Shareholders from
 Net Investment Income
 No-Load Class                                --           --
 Class A                                      --           --
 Class B                                      --           --
 Net Realized Gain on Investments
 No Load Class                                --           --
 Class A                                      --           --
 Class B                                      --           --
                                    ------------ ------------
 Total                                        --           --
 Net Trust Share Transactions
 No-Load Class                             6,926        5,155
 Class A                                     338          273
 Class B                                     329          396
                                    ------------ ------------
 Total                                     7,593        5,824
                                    ------------ ------------
Total Change in Net Assets                16,057        8,137
Net Assets at Beginning of Period         23,517       15,380
                                    ------------ ------------
Net Assets at End of Period         $     39,574 $     23,517
                                    ============ ============
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       SAFECO
    SAFECO Balanced Fund      SAFECO Small Company Fund       U.S. Value Fund
-------------------------    -----------------------------   -------------------
                                                                   Year Ended
  Year Ended December 31         Year Ended December 31           December 31
-------------------------    -----------------------------   -------------------
       1999          1998            1999            1998       1999       1998
--------------------------------------------------------------------------------
$       552   $       505    $       (163)   $       (220)   $    96    $   102
        438           890          (5,990)         (4,172)       451        464
       (709)          679           9,193          (9,513)       (51)       598
-----------   -----------    ------------    ------------    -------    -------
        281         2,074           3,040         (13,905)       496      1,164
       (481)         (476)             --              --        (93)      (102)
        (32)          (12)             --              --         (1)        (1)
        (37)          (16)             --              --         --         --
       (344)         (771)             --              --       (408)      (428)
        (49)          (36)             --              --        (14)        (9)
        (49)          (83)             --              --        (30)       (27)
-----------   -----------    ------------    ------------    -------    -------
       (992)       (1,394)             --              --       (546)      (567)
       (547)        4,868          (9,618)         25,617        (70)       377
      1,732           660            (272)          1,449        125         69
        574         1,675              94             930        126        392
-----------   -----------    ------------    ------------    -------    -------
      1,759         7,203          (9,796)         27,996        181        838
-----------   -----------    ------------    ------------    -------    -------
      1,048         7,883          (6,756)         14,091        131      1,435
     22,086        14,203          37,416          23,325     10,852      9,417
-----------   -----------    ------------    ------------    -------    -------
$    23,134   $    22,086    $     30,660    $     37,416    $10,983    $10,852
===========   ===========    ============    ============    =======    =======
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         Notes to Financial Statements

1.  GENERAL
    The SAFECO Common Stock Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management invest-ment company. The Trust consists of the SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Stock Fund, and SAFECO U.S. Value Fund (together "the Funds").
    Effective September 30, 1996, the Trust began issuing two classes of shares--Class A and Class B shares. Unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales or distribution charges), these classes of shares are sold by financial advisors to sharehold-ers and have associated sales and distribution charges. Each class of shares represents an interest in the net assets of the fund.
    In connection with issuing the Class A and Class B shares, the Funds adopted a Plan of Distribution (the "Plan"). Under the Plan, each Class pays a service fee to the distributor, SAFECO Securities Inc., for selling its shares at the annual rate of .25% of the average daily net assets of the Class A and Class B shares. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.
    Under the Plans, the distributor uses the service fees primarily to com-pensate persons selling Class A and Class B shares for providing ongoing serv-ices and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial ad-visors for selling Class B shares.

2.  SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The pol-icies are in conformity with generally accepted accounting principles.
    Security Valuation. Investments in securities are valued at the last re-ported sales price, unless there are no transactions in which case they are valued at the last reported bid price. When valuations are not readily avail-able, securities are valued at fair value as determined in good faith by the board of trustees. Temporary investments purchased at par are

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

valued at cost. All other temporary investments are valued at amortized cost.
    Security Transactions. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and fed-eral income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.
    Income Recognition. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notifica-tion in the case of certain foreign securities. Interest is accrued on short-term investments and bonds daily. Income from market discount is recorded at disposition.
    Dividends and Distributions to Shareholders. For the Growth, Northwest, International and Small Company Funds, net investment income (if any) is de-clared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For all other Funds net investment income is distributed as of the last business day of March, June, September and December. Net realized gains on investments, if any, are normally distributed to shareholders at the end of December.
    Income dividends and capital gain distributions are determined in accor-dance with income tax regulation which may differ from generally accepted ac-counting principles. These differences are primarily due to differing treat-ments for foreign exchange contracts and wash sale deferrals. Accumulated net investment income and realized gain/loss may include temporary financial re-porting and tax basis differences which will reverse in subsequent year.
    Federal Income and Excise Taxes. Each Fund intends to comply with the re-quirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their sharehold-ers in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required.
    Foreign Currency Translation. The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities initially ex-pressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the re-spective dates of such transactions.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

    The International Fund does not isolate that portion of the results of op-erations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
    Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, in-terest, and foreign withholding taxes recorded on the International Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, result-ing from changes in the exchange rate.
    Foreign Exchange Contracts. The International Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund's for-eign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency ex-change contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these con-tracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
    Estimates. The preparation of financial statements in conformity with gen-erally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the report-ing period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


3.  INVESTMENT TRANSACTIONS
    Following is a summary of investment transactions (excluding short-term se-curities) during the year ended December 31, 1999:

(In Thousands)                                   Purchases    Sales
-------------------------------------------------------------------
Growth Fund                                       $399,709 $982,167
Equity Fund                                        781,123  739,806
Income Fund                                        141,183  219,682
Northwest Fund                                      39,376   36,553
International Fund                                  17,229    6,580
Balanced Fund                                       22,971   21,580
Small Company Fund                                  33,971   40,195
U.S. Value Fund                                      5,670    6,031
-------------------------------------------------------------------

Purchases in the Balanced Fund include $8,965 of U.S. Government securities.

Sales in the Balanced Fund include $8,409 of U.S. Government securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


4.  TRUST SHARE TRANSACTIONS
    Following is a summary of transactions in shares and the related amounts (in thousands):

                                  SAFECO Growth Fund
               -------------------------------------------------------------
                       No-Load               Class A            Class B
               ------------------------  -----------------  ----------------
                            For the Year Ended December 31
               -------------------------------------------------------------
                      1999         1998      1999     1998     1999     1998
-----------------------------------------------------------------------------
Shares:
 Sales              26,975       89,342       536    1,454      211      681
 Reinvestments          --        1,873        --       45       --       22
 Redemptions       (53,419)     (58,229)     (835)    (193)    (264)     (65)
               -----------  -----------  --------  -------  -------  -------
 Net Change        (26,444)      32,986      (299)   1,306      (53)     638
               ===========  ===========  ========  =======  =======  =======
Amounts:
 Sales         $   571,275  $ 2,179,487  $ 11,412  $35,247  $ 4,371  $16,101
 Reinvestments          --       42,509        --    1,009       --      486
 Redemptions    (1,122,733)  (1,375,729)  (17,563)  (4,152)  (5,306)  (1,406)
               -----------  -----------  --------  -------  -------  -------
 Net Change    $  (551,458) $   846,267  $(6,151)  $32,104  $  (935) $15,181
               ===========  ===========  ========  =======  =======  =======
-----------------------------------------------------------------------------

                                SAFECO Equity Fund
               ---------------------------------------------------------
                     No-Load             Class A            Class B
               --------------------  -----------------  ----------------
                          For the Year Ended December 31
               ---------------------------------------------------------
                    1999       1998      1999     1998     1999     1998
-------------------------------------------------------------------------
Shares:
 Sales            22,947     29,980       784    2,002      540      604
 Reinvestments     4,755      3,861       132       97       57       28
 Redemptions     (25,424)   (23,017)     (518)    (306)    (156)     (70)
               ---------  ---------  --------  -------  -------  -------
 Net Change        2,278     10,824       398    1,793      441      562
               =========  =========  ========  =======  =======  =======
Amounts:
 Sales         $ 559,406  $ 654,422  $ 19,136  $41,546  $13,214  $13,097
 Reinvestments   114,357     88,790     3,189    2,241    1,359      650
 Redemptions    (622,327)  (496,652)  (12,760)  (6,727)  (3,793)  (1,553)
               ---------  ---------  --------  -------  -------  -------
 Net Change    $  51,436  $ 246,560  $  9,565  $37,060  $10,780  $12,194
               =========  =========  ========  =======  =======  =======
-------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


                               SAFECO Income Fund
                ------------------------------------------------------------
                      No-Load               Class A            Class B
                -----------------------   ---------------   ----------------
                         For the Year Ended December 31
                ------------------------------------------------------------
                     1999         1998    1999      1998     1999      1998
----------------------------------------------------------------------------
Shares:
 Sales              1,419        4,553      41        66       35        62
 Reinvestments        717        1,715       4         5        4         5
 Redemptions       (5,594)      (5,541)    (42)      (14)     (27)       (8)
                ---------    ---------    ----    ------    -----    ------
 Net Change       (3,458)          187       3        57       12        59
                =========    =========    ====    ======    =====    ======
Amounts:
 Sales          $  32,738    $ 114,102    $951    $1,627    $ 808    $1,545
 Reinvestments     16,035       27,902      92       119       98       123
 Redemptions     (127,793)    (133,880)   (944)     (341)    (618)     (185)
                ---------    ---------    ----    ------    -----    ------
 Net Change     $ (79,020)   $   8,124    $ 99    $1,405    $ 288    $1,483
                =========    =========    ====    ======    =====    ======
----------------------------------------------------------------------------

                              SAFECO Northwest Fund
                -------------------------------------------------------------
                     No-Load               Class A             Class B
                ---------------------   -----------------   -----------------
                          For the Year Ended December 31
                -------------------------------------------------------------
                    1999        1998      1999      1998      1999      1998
-----------------------------------------------------------------------------
Shares:
 Sales             1,370         987        78        77        49       106
 Reinvestments       238          31        13         2        14         1
 Redemptions      (1,343)     (1,165)      (26)      (31)      (16)      (28)
                --------    --------    ------    ------    ------    ------
 Net Change          265        (147)       65        48        47        79
                ========    ========    ======    ======    ======    ======
Amounts:
 Sales          $ 29,203    $ 17,313    $1,632    $1,349    $1,006    $1,882
 Reinvestments     6,029         549       331        29       342        27
 Redemptions     (26,814)    (20,375)     (491)     (547)     (314)     (434)
                --------    --------    ------    ------    ------    ------
 Net Change     $  8,418    $ (2,513)   $1,472    $  831    $1,034    $1,475
                ========    ========    ======    ======    ======    ======
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


4.  TRUST SHARE TRANSACTIONS (Continued)

                              SAFECO International Fund
                  -------------------------------------------------------------------------
                       No-Load                    Class A                 Class B
                  -------------------------     -------------------     -------------------
                            For the Year Ended December 31
                  -------------------------------------------------------------------------
                     1999           1998        1999        1998        1999        1998
-------------------------------------------------------------------------------------------
Shares:
 Sales              3,678          2,000          47          28          35          40
 Reinvestments         --             --          --          --          --          --
 Redemptions       (3,179)        (1,600)        (23)         (6)        (11)         (9)
                  -------        -------        ----        ----        ----        ----
 Net Change           499            400          24          22          24          31
                  =======        =======        ====        ====        ====        ====
Amounts:
 Sales            $52,012        $25,289        $654        $343        $482        $511
 Reinvestments         --             --          --          --          --          --
 Redemptions      (45,086)       (20,134)       (316)        (70)       (153)       (115)
                  -------        -------        ----        ----        ----        ----
 Net Change       $ 6,926        $ 5,155        $338        $273        $329        $396
                  =======        =======        ====        ====        ====        ====
-------------------------------------------------------------------------------------------

                              SAFECO Balanced Fund
                  -------------------------------------------------------------------------
                       No-Load                    Class A                 Class B
                  -------------------------     -------------------     -------------------
                            For the Year Ended December 31
                  -------------------------------------------------------------------------
                     1999           1998        1999        1998        1999        1998
-------------------------------------------------------------------------------------------
Shares:
 Sales                453          1,183         176          72          93         148
 Reinvestments         44             66           7           3           7           7
 Redemptions         (539)          (860)        (39)        (20)        (52)        (16)
                  -------        -------     -------        ----      ------      ------
 Net Change           (42)           389         144          55          48         139
                  =======        =======     =======        ====      ======      ======
Amounts:
 Sales            $ 5,531        $14,335      $2,126        $862      $1,129      $1,783
 Reinvestments        527            798          75          41          81          91
 Redemptions       (6,605)       (10,265)       (469)       (243)       (636)       (199)
                   ------        -------      ------        ----      ------      ------
 Net Change       $  (547)       $ 4,868      $1,732        $660      $  574      $1,675
                  =======        =======      ======        ====      ======      ======
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


                              SAFECO Small Company Fund
                 --------------------------------------------------------------------
                      No-Load                  Class A                Class B
                 -----------------------    -------------------    ------------------
                           For the Year Ended December 31
                 --------------------------------------------------------------------
                    1999          1998       1999        1998      1999        1998
-------------------------------------------------------------------------------------
Shares:
 Sales             3,426         9,098         33         108        40          87
 Reinvestments        --            --         --          --        --          --
 Redemptions      (4,351)       (7,540)       (59)        (16)      (31)        (20)
                 -------      --------      -----      ------      ----      ------
 Net Change         (925)        1,558        (26)         92         9          67
                 =======      ========      =====      ======      ====      ======
Amounts:
 Sales           $36,187      $137,539      $ 347      $1,634      $405      $1,156
 Reinvestments        --            --         --          --        --          --
 Redemptions     (45,805)     (111,922)      (619)       (185)     (311)       (226)
                 -------      --------      -----      ------      ----      ------
 Net Change      $(9,618)     $ 25,617      $(272)     $1,449      $ 94      $  930
                 =======      ========      =====      ======      ====      ======
-------------------------------------------------------------------------------------

                              SAFECO U.S. Value Fund
                 --------------------------------------------------------------------
                      No-Load                  Class A                Class B
                 -----------------------    -------------------    ------------------
                           For the Year Ended December 31
                 --------------------------------------------------------------------
                    1999          1998       1999        1998      1999        1998
-------------------------------------------------------------------------------------
Shares:
 Sales               163           225         15           7        16          34
 Reinvestments        17            17          1          --         2           2
 Redemptions        (189)         (215)        (5)         (1)       (8)         (3)
                  ------        ------       ----         ---      ----        ----
 Net Change           (9)           27         11           6        10          33
                  ======        ======       ====         ===      ====        ====
Amounts:
 Sales            $2,043        $2,687       $179         $81      $196        $410
 Reinvestments       202           203          9           4        25          21
 Redemptions      (2,315)       (2,513)       (63)        (16)      (95)        (39)
                  ------        ------       ----         ---      ----        ----
 Net Change       $  (70)       $  377       $125         $69      $126        $392
                  ======        ======       ====         ===      ====        ====
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


5.  COMPONENTS OF NET ASSETS
    At December 31, 1999, the components of net assets were as follows:

                           Growth        Equity    Income  Northwest
(In Thousands)               Fund          Fund      Fund       Fund
---------------------------------------------------------------------
Aggregate Gross
 Unrealized Appreciation
 on Investments and
 Forward Contracts in
 Which There Is an
 Excess of Value Over
 Identified Cost
                         $196,433    $  777,023  $ 97,121   $ 53,171
Aggregate Gross
 Unrealized Depreciation
 on Investments and
 Forward Contracts in
 Which There is an
 Excess of Identified
 Cost Over Value
                         (196,425)      (79,265)  (21,743)    (4,130)
                         --------    ----------  --------   --------
Net Unrealized
 Appreciation                   8       697,758    75,378     49,041
Accumulated Net Realized
 Gain (Loss) on
 Investments:
 Wash Sale Deferral*         (351)*          --        --         --
 Other                    (31,148)**         --        --         --
Paid in Capital (Par
 Value $.001, Unlimited
 Shares Authorized)       888,766     1,539,426   232,570     58,110
                         --------    ----------  --------   --------
Net Assets at December
 31, 1999                $857,275    $2,237,184  $307,948   $107,150
                         ========    ==========  ========   ========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


                                                       Small       U.S.
                         International    Balanced   Company      Value
(In Thousands)                    Fund        Fund      Fund       Fund
------------------------------------------------------------------------
Aggregate Gross
 Unrealized Appreciation
 on Investments and
 Forward Contracts in
 Which There is an
 Excess of Value Over
 Identified Cost
                               $13,205     $ 2,539   $ 6,624    $ 1,921
Aggregate Gross
 Unrealized Depreciation
 on Investments and
 Forward Contracts in
 Which There is an
 Excess of Identified
 Cost Over Value
                                  (687)     (1,308)   (2,679)      (714)
                               -------     -------   -------    -------
Net Unrealized
 Appreciation                   12,518       1,231     3,945      1,207
Accumulated Net Realized
 Gain (Loss) on
 Investments:
 Wash Sale Deferral*               (30)*        (5)*      --         --
 Other                            (160)**       --   (10,162)**      --
Paid in Capital (Par
 Value $.001, Unlimited
 Shares Authorized)             27,246      21,908    36,877      9,776
                               -------     -------   -------    -------
Net Assets at December
 31, 1999                      $39,574     $23,134   $30,660    $10,983
                               =======     =======   =======    =======
------------------------------------------------------------------------

 * Represents accumulated realized losses not currently available to offset fu-ture distributions.
** At December 31, 1999, these funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as follows:

                      Amounts Expiration Dates
                      ------- ----------------
  Growth Fund         $31,148        2006-2007
  International Fund      160        2006-2007
  Small Company Fund   10,162        2006-2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


6.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
    Investment Advisory Fees. Effective May 1, 1999, shareholders approved an amended and restated investment advisory contract with SAFECO Asset Management Company. The fees paid by the Funds under the new contract are based on a per-centage of each day's net assets, which, on an annual basis, are as follows:

Growth, Equity, Income,
  Northwest, Balanced
 and U.S. Value Funds:
 First $250 million   .70%
 Next $500 million    .65
 Next $500 million    .60
 Over $1.25 billion   .55

Small Company Fund:
 First $250 million   .75%
 Next $500 million    .70
 Next $500 million    .65
 Over $1.25 billion   .60

International Fund:
 First $250 mil-
   lion              1.00%
 Next $500 million    .90
 Over $750 million    .80

    SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company (U.S.) Limited for providing investment research and advice to the International Fund.
    Fund Accounting and Fund Administration Fees. Beginning May 1, 1999, SAFECO Asset Management Company receives a fee for these services based on a percent-age of each day's net assets, which, on an annual basis is as follows:

Fund Accounting:
 First $200 million 0.04%
 Over $200 million  0.01

                    Fund Administration:
                     First $200 mil-
                       lion             0.05%
                     Over $200 million  0.01

    Transfer Agent, Shareholder Service, and Distribution Fees. SAFECO Services Corporation receives transfer agent fees. SAFECO Securities, Inc. receives shareholder service, and distribution fees.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

    Notes Payable and Interest Expense. The Funds may borrow money for tempo-rary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates. At December 31, 1999, the Growth Fund had a 5.50% note payable to SAFECO Life Limited Maturity for $350,000. The note was repaid on 1/10/00.
    Line of Credit. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advi-sor, has line of credit arrangements with certain financial institutions. Under these arrangements, $200 million is available to meet short-term financing needs.
    Affiliate Ownership. At December 31, 1999, SAFECO Insurance Company of America, owned 450,000 shares (11% of outstanding shares) of the Northwest Fund and SAFECO Asset Management Company owned 688,168 shares (30%) of the Interna-tional Fund, 519,268 shares (27%) of the Balanced Fund, and 500,000 shares (55%) of the U.S. Value Fund.
    Expense Reimbursement. Beginning May 1, 1999, SAFECO Asset Management Com-pany agreed to reimburse the Funds for operating expenses (i.e. all expenses except investment advisory distribution, service fees and interest) which ex-ceed on an annual basis 0.40% of the average daily net assets.
    Dealer Concessions. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A Shares during the year ended Decem-ber 31, 1999:

                    Commissions
                       Retained
-------------------------------
Growth Fund             $10,556
Equity Fund              33,040
Income Fund               2,855
Northwest Fund            4,730
International Fund        1,276
Balanced Fund             3,046
Small Company Fund        1,273
U.S. Value Fund             678
-------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


7.  INVESTMENTS IN AFFILIATES
    Each of the companies listed below is an affiliate of the Growth Fund be-cause the Fund owned at least 5% of the company's voting securities during the year ended December 31, 1999.

                                                                                    Market
(In Thousands)            Shares at                           Shares at              Value
                          Beginning                                 End           December
Security                  of Period Additions   Reductions    of Period Dividends  31 1999
------------------------------------------------------------------------------------------
*American Buildings Co.         360        --         (360)          --        -- $     --
American Coin
 Merchandising, Inc.            391        --          (34)         357        --      981
American Healthcorp,
 Inc.                           282       335          (64)         553        --    2,521
Anesta Corp.                    347       516         (104)         759        --   13,040
Blue Rhino Corp.                 --       624           --          624        --    6,080
BNC Mortgage, Inc.              484        --          (67)         417        --    2,712
Concepts Direct, Inc.           480        --           --          480        --    5,215
*Creditrust Corp.               489       549         (567)         471        --       --
Damark International,
 Inc.                           755        --          (40)         715        --   11,260
*Discreet Logic, Inc.         1,618        --       (1,618)+         --        --       --
Dura Pharmaceuticals,
 Inc.                         2,546        --         (240)       2,306        --   32,144
Dynamex, Inc.                   642        --          (31)         611        --      917
Emisphere Technologies,
 Inc.                            --       984           --          984        --   29,595
*Emmis Communications
 Corp. (Class A)              1,242        49       (1,291)          --        --       --
*Family Golf Centers,
 Inc.                         2,512        --       (2,512)          --        --       --
*First Commonwealth,
 Inc.                           344        --         (344)          --        --       --
French Fragrances, Inc.         895        30           --          925        --    5,955
Funco, Inc.                     354        --           --          354        --    3,964
Hall, Kinion &
 Associates, Inc.               899        --          (94)         805        --   17,310
Harold's Stores, Inc.           542        --           --          542        --    2,033
Home Products
 International, Inc.            293        77           --          370        --    3,838
Innotrac Corp.                  676       337           --        1,013        --   13,934
*IntelliQuest
 Information Group, Inc.        840        --         (840)          --        --       --
Lifeline Systems, Inc.          514        54           (7)         561        --    8,408
MICROS Systems, Inc.          1,202        24          (74)       1,152        --   85,213
NCO Group, Inc.               1,456     1,215       (1,143)       1,528        --   46,041
Nastech Pharmaceutical
 Co., Inc.                      609        --         (114)         495        --    1,670
Nu Skin Enterprises,
 Inc. (Class A)               1,505       843           --        2,348        --   21,282
*Open Plan Systems, Inc.        245        --         (245)          --        --       --
Phoenix International
 Ltd., Inc.                     623       209           --          832        --    3,223
PolyMedica Industries,
 Inc.                           886       359           --        1,245        --   28,791
Precision Auto Care,
 Inc.                           607        --          (15)         592        --      666
Prime Medical Services,
 Inc.                         1,121       105           --        1,226        --   11,190
*Recovery Engineering,
 Inc.                           342        --         (342)          --        --       --
Rent-A-Center, Inc.             741     1,592          (45)       2,288        --   45,331
Rent-Way, Inc.                  108     1,609          (11)       1,706        --   31,883
*Schlotzsky's, Inc.             493        --         (194)         299        --       --
Serologicals Corp.              543     1,903          (99)       2,347        --   14,081
*Sirrom Capital Corp.         3,723        --       (3,723)++        --        --       --
*Stage Stores, Inc.           2,112        --       (2,112)          --        --       --
Suburban Lodges of
 America, Inc.                1,529        --         (502)       1,027        --    5,327
TRM Copy Centers Corp.          698        12           --          710        --    4,349
*Teardrop Golf Co.              314        --         (314)          --        --       --
*TETRA Technologies,
 Inc.                           710        --         (588)         122        --       --
Towne Services, Inc.            817       638          (20)       1,435        --    5,741
Travis Boats & Motors,
 Inc.                           153       118           --          271        --    3,252
*Waterside Capital Corp.        118         6**       (124)          --        --       --
Weider Nutrition
 International, Inc.            728        --         (212)         516        90    1,903
                                                                                  --------
                                                                                  $469,850
                                                                                  ========
------------------------------------------------------------------------------------------

 *Company was not an affiliate at the end of the period.
**Represents a 5% Stock Dividend
 +Acquired by Autodesk, Inc.
++Acquired by Finova Group, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


8.  COMMITMENTS.
    At December 31, 1999, the International Fund had open forward foreign cur-rency exchange contracts obligating it to receive or deliver the following for-eign currencies:

(In Thousands)
                                                   U.S. Dollar       Unrealized
           Currency   In Exchange   Settlement     Value as of     Appreciation
    to be Delivered           For         Date   Dec. 31, 1999   (Depreciation)
--------------------------------------------------------------------------------
59,303 Japanese Yen        $  560     01/18/00          $  582             ($22)
31,308 Japanese Yen           302     02/09/00             308               (6)
41,366 Japanese Yen           399     02/18/00             408               (9)
35,384 Japanese Yen           339     02/24/00             349              (10)
24,834 Japanese Yen           242     02/29/00             245               (3)
                           ------                       ------             ----
                           $1,842                       $1,892             ($50)
                           ======                       ======             ====

9.  NET INVESTMENT LOSS.
    The Growth, Northwest, International and Small Company Funds had net in-vestment losses for the year ended December 31, 1999. For the Northwest Fund this amount was netted against short-term capital gains to reduce the short-term capital gain distribution. For the Growth, International and Small Company Funds these amounts were recorded as a reduction of paid in capital.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10. FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO Growth Fund
  No-Load Class

                                                           Three-Month              For the
                                   For the Year Ended     Period Ended           Year Ended
                                          December 31      December 31         September 30
                           ------------------------------------------------------------------
                              1999        1998      1997          1996        1996      1995
---------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period      $  22.70  $    22.45  $  16.97      $  15.45    $  15.83  $  17.37
Income From Investment
 Operations
 Net Investment Income
  (Loss)                     (0.16)      (0.01)    (0.02)        (0.02)      (0.02)     0.07
 Net Realized and
  Unrealized Gain on
  Investments                 0.76        0.99      8.50          1.77        2.24      4.07
                          --------  ----------  --------      --------    --------  --------
 Total from Investment
  Operations                  0.60        0.98      8.48          1.75        2.22      4.14
Less Distributions
 Dividends from Net
  Investment Income             --          --        --            --          --     (0.07)
 Distributions from
  Realized Gains                --       (0.73)    (3.00)        (0.23)      (2.60)    (5.61)
                          --------  ----------  --------      --------    --------  --------
 Total Distributions            --       (0.73)    (3.00)        (0.23)      (2.60)    (5.68)
                          --------  ----------  --------      --------    --------  --------
Net Asset Value at End
 of Period                $  23.30  $    22.70  $  22.45      $  16.97    $  15.45  $  15.83
                          ========  ==========  ========      ========    ========  ========
 Total Return                2.64%       4.37%    49.96%        11.35%*     14.16%    23.93%
Net Assets at End of
 Period (000's)           $815,041  $1,394,225  $638,562      $195,760    $179,574  $176,483
Ratio of Gross Expenses
 to Average Net Assets       1.07%       0.77%     0.85%         0.99%**     1.02%     0.98%
Ratio of Net Expenses to
 Average Net Assets          1.02%       0.77%     0.85%         0.99%**     1.02%     0.98%
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets          (.57%)     (0.06%)    (.17%)        (.51%)**    (.14%)     .34%
Portfolio Turnover Rate     38.32%      54.58%    82.57%        82.93%**   124.79%   110.44%

--------------------------------------------------------------------------------
 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10. FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO Equity Fund
  No-Load Class

                                                              Three-Month             For the
                                      For the Year Ended     Period Ended          Year Ended
                                             December 31      December 31        September 30
                        -----------------------------------------------------------------------
                               1999        1998        1997          1996       1996      1995
-----------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period     $    23.25  $    19.54  $    16.60      $  15.85   $  15.31  $  13.89
Income From Investment
 Operations
 Net Investment Income         0.18        0.21        0.23          0.06       0.28      0.34
 Net Realized and
  Unrealized Gain on
  Investments                  2.00        4.64        3.78          1.33       2.42      2.59
                         ----------  ----------  ----------      --------   --------  --------
 Total from Investment
  Operations                   2.18        4.85        4.01          1.39       2.70      2.93
Less Distributions
 Dividends from Net
  Investment Income           (0.18)      (0.21)      (0.23)        (0.06)     (0.28)    (0.34)
 Distributions from
  Realized Gains              (1.23)      (0.93)      (0.84)        (0.58)     (1.88)    (1.17)
                         ----------  ----------  ----------      --------   --------  --------
 Total Distributions          (1.41)      (1.14)      (1.07)        (0.64)     (2.16)    (1.51)
                         ----------  ----------  ----------      --------   --------  --------
Net Asset Value at End
 of Period               $    24.02  $    23.25  $    19.54      $  16.60   $  15.85  $  15.31
                         ==========  ==========  ==========      ========   ========  ========
 Total Return                 9.37%      24.93%      24.21%         8.79%*    18.04%    21.59%
Net Assets at End of
 Period (000's)          $2,147,299  $2,024,877  $1,490,198      $849,831   $725,780  $598,582
Ratio of Expenses to
 Average Net Assets           0.83%       0.74%       0.73%         0.78%**    0.79%     0.84%
Ratio of Net Investment
 Income to Average Net
 Assets                       0.73%       0.99%       1.24%         1.48%**    1.74%     2.38%
Portfolio Turnover Rate      33.66%      32.94%      34.26%        59.34%**   74.07%    56.14%

--------------------------------------------------------------------------------
 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10. FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO Income Fund
  No-Load Class

                                                        Three-Month             For the
                                 For the Year Ended    Period Ended          Year Ended
                                        December 31     December 31        September 30
                            -------------------------------------------------------------
                             1999      1998      1997          1996       1996      1995
-----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period     $  23.47  $  23.89  $  21.13      $  20.03   $  19.11  $  17.25
Income From Investment
 Operations
 Net Investment Income       0.50      0.64      0.65          0.15       0.73      0.82
 Net Realized and
  Unrealized Gain (Loss)
  on Investments            (0.25)     0.86      4.87          1.63       2.84      2.71
                         --------  --------  --------      --------   --------  --------
 Total from Investment
  Operations                 0.25      1.50      5.52          1.78       3.57      3.53
Less Distributions
 Dividends from Net
  Investment Income         (0.50)    (0.64)    (0.65)        (0.15)     (0.73)    (0.82)
 Distributions from
  Realized Gains            (0.83)    (1.28)    (2.11)        (0.53)     (1.92)    (0.85)
                         --------  --------  --------      --------   --------  --------
 Total Distributions        (1.33)    (1.92)    (2.76)        (0.68)     (2.65)    (1.67)
                         --------  --------  --------      --------   --------  --------
Net Asset Value at End
 of Period               $  22.39  $  23.47  $  23.89      $  21.13   $  20.03  $  19.11
                         ========  ========  ========      ========   ========  ========
 Total Return               1.17%     6.31%    26.43%         8.89%*    18.98%    21.04%
Net Assets at End of
 Period (000's)          $303,537  $399,279  $401,985      $289,968   $260,023  $217,870
Ratio of Expenses to
 Average Net Assets         0.99%     0.82%     0.85%         0.89%**    0.86%     0.87%
Ratio of Net Investment
 Income to Average Net
 Assets                     2.18%     2.54%     2.81%         2.89%**    3.56%     4.55%
Portfolio Turnover Rate    42.25%    46.14%    52.14%        37.84%**   50.11%    31.12%

--------------------------------------------------------------------------------
 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10. FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO Northwest Fund
  No-Load Class

                                                      Three-Month            For the
                              For the Year Ended     Period Ended         Year Ended
                                     December 31      December 31       September 30
                              --------------------------------------------------------
                             1999     1998     1997          1996       1996     1995
--------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period      $ 17.73  $ 17.31  $ 14.07       $ 13.78    $ 14.41  $ 12.59
Income From Investment
 Operations
 Net Investment Income
  (Loss)                    (0.10)   (0.09)   (0.03)        (0.01)      0.02     0.04
 Net Realized and
  Unrealized Gain on
  Investments                9.71     0.70     4.41          0.30       1.32     2.35
                          -------  -------  -------       -------    -------  -------
 Total from Investment
  Operations                 9.61     0.61     4.38          0.29       1.34     2.39
Less Distributions
 Dividends from Net
  Investment Income            --       --       --            --      (0.02)   (0.04)
 Distributions from
  Realized Gains            (2.01)   (0.19)   (1.14)           --      (1.95)   (0.53)
                          -------  -------  -------       -------    -------  -------
 Total Distributions        (2.01)   (0.19)   (1.14)           --      (1.97)   (0.57)
                          -------  -------  -------       -------    -------  -------
Net Asset Value at End
 of Period                $ 25.33  $ 17.73  $ 17.31       $ 14.07    $ 13.78  $ 14.41
                          =======  =======  =======       =======    =======  =======
 Total Return              54.25%    3.50%   31.12%         2.10%*     9.61%   19.01%
Net Assets at End of
 Period (000's)           $97,534  $63,594  $64,635       $43,345    $43,128  $40,140
Ratio of Gross Expenses
 to Average Net Assets      1.17%    1.12%    1.09%         1.25%**    1.07%    1.09%
Ratio of Net Expenses to
 Average Net Assets         1.10%    1.12%    1.09%         1.25%**    1.07%    1.09%
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets         (.54%)  (0.49%)   (.19%)        (.31%)**   0.11%    0.31%
Portfolio Turnover Rate    48.52%   50.40%   55.42%        67.32%**   35.69%   19.59%

--------------------------------------------------------------------------------
 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10. FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO International Fund
  No-Load Class

                                                                     January 31,
                                                                            1996
                                                                   (Commencement
                                                                              of
                                                    Three-Month      Operations)
                              For the Year Ended   Period Ended     to September
                                     December 31    December 31               30
                              ----------------------------------------------------
                             1999    1998    1997          1996             1996
----------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period      $ 13.14 $ 11.50 $ 11.29       $ 10.39           $10.00
Income From Investment
 Operations
 Net Investment Income       0.03    0.01    0.24            --             0.06
 Net Realized and
  Unrealized Gain on
  Investments and
  Foreign Currency
  Transactions               3.78    1.63    0.28          0.96             0.39
                          ------- ------- -------       -------           ------
 Total from Investment
  Operations                 3.81    1.64    0.52          0.96             0.45
Less Distributions
 Dividends from Net
  Investment Income            --      --   (0.29)        (0.06)           (0.06)
 Distributions from
  Realized Gains               --      --   (0.02)           --               --
                          ------- ------- -------       -------           ------
 Total Distributions           --      --   (0.31)        (0.06)           (0.06)
                          ------- ------- -------       -------           ------
Net Asset Value at End
 of Period                $ 16.95 $ 13.14 $ 11.50       $ 11.29           $10.39
                          ======= ======= =======       =======           ======
 Total Return              29.00%  14.26%   4.55%         9.27%*           4.54%*
Net Assets at End of
 Period (000's)           $36,967 $22,111 $14,754       $11,157           $8,323
Ratio of Gross Expenses
 to Average Net Assets      1.72%   1.79%   1.89%         1.68%**          2.36%**
Ratio of Net Expenses to
 Average Net Assets         1.69%   1.62%   1.63%         1.37%**          2.36%**
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets          .21%   0.14%   0.58%         (.19%)**          .93%**
Portfolio Turnover Rate    23.56%  25.62%  22.13%        18.51%**         15.73%**

--------------------------------------------------------------------------------
 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10. FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO Balanced Fund
  No-Load Class

                                                                      January 31,
                                                                             1996
                                                                    (Commencement
                                                                               of
                                                      Three-Month     Operations)
                              For the Year Ended     Period Ended    to September
                                     December 31      December 31              30
                              -----------------------------------------------------
                             1999     1998     1997          1996            1996
-----------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period      $ 12.22  $ 11.61  $ 10.70        $10.38         $ 10.00
Income From Investment
 Operations
 Net Investment Income       0.31     0.32     0.32          0.08            0.21
 Net Realized and
  Unrealized Gain (Loss)
  on Investments            (0.18)    1.12     1.45          0.45            0.39
                          -------  -------  -------        ------         -------
 Total from Investment
  Operations                 0.13     1.44     1.77          0.53            0.60
Less Distributions
 Dividends from Net
  Investment Income         (0.31)   (0.32)   (0.32)        (0.08)          (0.21)
 Distributions from
  Realized Gains            (0.23)   (0.51)   (0.54)        (0.13)          (0.01)
                          -------  -------  -------        ------         -------
 Total Distributions        (0.54)   (0.83)   (0.86)        (0.21)          (0.22)
                          -------  -------  -------        ------         -------
Net Asset Value at End
 of Period                $ 11.81  $ 12.22  $ 11.61        $10.70         $ 10.38
                          =======  =======  =======        ======         =======
 Total Return               1.05%   12.56%   16.64%         5.11%*          5.99%*
Net Assets at End of
 Period (000's)           $18,008  $19,137  $13,667        $8,262         $ 7,632
Ratio of Gross Expenses
 to Average Net Assets      1.33%    1.17%    1.23%         1.52%**         1.32%**
Ratio of Net Expenses to
 Average Net Assets         1.14%    1.17%    1.23%         1.16%**         1.32%**
Ratio of Net Investment
 Income to Average Net
 Assets                     2.51%    2.74%    2.85%         3.19%**         3.21%**
Portfolio Turnover Rate    94.73%   74.76%  101.22%        36.10%**       143.87%**

--------------------------------------------------------------------------------
 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10. FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO Small Company Fund
  No-Load Class

                                                                       January 31,
                                                                              1996
                                                                     (Commencement
                                                                                of
                                                      Three-Month      Operations)
                              For the Year Ended     Period Ended     to September
                                     December 31      December 31               30
                             --------------------------------------------------------
                             1999     1998     1997          1996             1996
-------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period      $ 11.16  $ 14.23  $ 11.81       $ 11.51          $ 10.00
Income From Investment
 Operations
 Net Investment Income
  (Loss)                    (0.06)   (0.06)   (0.04)        (0.01)           (0.01)
 Net Realized and
  Unrealized Gain (Loss)
  on Investments             1.63    (3.01)    2.80          0.31             2.19
                          -------  -------  -------       -------          -------
 Total from Investment
  Operations                 1.57    (3.07)    2.76          0.30             2.18
Less Distributions
 Distributions from
  Realized Gains               --       --    (0.34)           --            (0.67)
                          -------  -------  -------       -------          -------
Net Asset Value at End
 of Period                $ 12.73  $ 11.16  $ 14.23       $ 11.81          $ 11.51
                          =======  =======  =======       =======          =======
 Total Return              14.07%  (21.57%)  23.38%         2.61%*          21.83%*
Net Assets at End of
 Period (000's)           $28,319  $35,162  $22,658       $13,169          $12,552
Ratio of Gross Expenses
 to Average Net Assets      1.44%    1.28%    1.33%         1.58%**          1.49%**
Ratio of Net Expenses to
 Average Net Assets         1.20%    1.28%    1.33%         1.35%**          1.49%**
Ratio of Net Investment
 (Loss) to Average Net
 Assets                     (.49%)   (.49%)   (.41%)        (.44%)**         (.24%)**
Portfolio Turnover Rate   116.58%   90.23%   60.81%        73.47%**         91.03%**

--------------------------------------------------------------------------------
 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10. FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO U.S. Value Fund
  No-Load Class

                                                                    April 30,
                                                                         1997
                                                                (Commencement
                                                                           of
                                                                  Operations)
                                          For the Year Ended      to December
                                                 December 31               31
                                                -------------------------------
                                                 1999     1998           1997
-------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period                           $11.95  $ 11.19         $10.00
Income From Investment Operations
 Net Investment Income                           0.11     0.12           0.09
 Net Realized and Unrealized Gain on
  Investments                                    0.50     1.28           1.66
                                               ------  -------         ------
 Total from Investment Operations                0.61     1.40           1.75
Less Distributions
 Dividends from Net Investment Income           (0.11)   (0.12)         (0.09)
 Distributions from Realized Gains              (0.50)   (0.52)         (0.47)
                                               ------  -------         ------
 Total Distributions                            (0.61)   (0.64)         (0.56)
                                               ------  -------         ------
Net Asset Value at End of Period               $11.95  $ 11.95         $11.19
                                               ======  =======         ======
 Total Return                                   5.15%   12.61%         17.50%*
Net Assets at End of Period (000's)            $9,905  $10,014         $9,063
Ratio of Gross Expenses to Average Net Assets   1.52%    1.19%          1.19%**
Ratio of Net Expenses to Average Net Assets     1.17%    1.19%          1.19%**
Ratio of Net Investment Income to Average Net
 Assets                                         0.93%    1.06%          1.26%**
Portfolio Turnover Rate                        52.15%   55.15%         36.37%**

--------------------------------------------------------------------------------
 *Not annualized.
**Annualized.

               Report of ERNST & YOUNG LLP, Independent Auditors

To the Board of Trustees and Shareholders of the SAFECO Common Stock Trust

    We have audited the accompanying statements of assets and liabilities, in-cluding the portfolios of investments, of the SAFECO Common Stock Trust (com-prising, respectively, the SAFECO Growth Fund, SAFECO Equity Fund, SAFECO In-come Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Bal-anced Fund, SAFECO Small Company Stock Fund, and SAFECO U.S. Value Fund) as of December 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and fi-nancial highlights are the responsibility of the Trust's management. Our re-sponsibility is to express an opinion on these financial statements and finan-cial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and per-form the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An au-dit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our proce-dures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodians and brokers. An audit also includes assess-ing the accounting principles used and significant estimates made by manage-ment, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the SAFECO Common Stock Trust at De-cember 31, 1999, the results of their operations, the changes in their net as-sets and financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

                                                     /s/ Ernst & Young LLP



Seattle, Washington
February 4, 2000

Year 2000 Readiness (Unaudited)

    All Year 2000 readiness work was completed prior to December 31, 1999. The Funds have experienced no disruption in their operations or service levels, and do not expect to incur any future disruptions or expense in connection with the Year 2000 issue.

Shareholder Meeting (Unaudited)

    A joint special meeting of the Funds' shareholders was held on March 30, 1999, at which time the shareholders voted to approve changes to the Funds' fundamental investment policies and approved an amended and restated investment advisory contract, including a change in the fee structure. Shareholders also elected the Board of Trustees and ratified the selection of Ernst & Young LLP as independent auditors. The results of that meeting are presented below.

(In Thousands)

 Proposal                           Trust/Fund             For   Against Abstain
 --------                -------------------------------  ------ ------- -------
 Fundamental Investment  Growth Fund....................
  Policies                                                24,660   1,336   6,430
                         Equity Fund....................  38,199   2,881   6,711
                         Income Fund....................   8,319     551     805
                         Northwest Fund.................   2,010     175     247
                         International Fund.............   1,359      51     100
                         Balanced Fund..................   1,145       8      74
                         Small Company Fund.............   1,624      76     368
                         U.S. Value Fund................     524      38     117

 Investment Advisory
  Contract               Growth Fund....................  22,587   3,380   6,459
                         Equity Fund....................  36,457   4,598   6,737
                         Income Fund....................   7,942     908     824
                         Northwest Fund.................   1,963     220     244
                         International Fund.............   1,318     103      88
                         Balanced Fund..................   1,098      54      76
                         Small Company Fund.............   1,563     146     360
                         U.S. Value Fund................     531      41     108

 Elect Boh A. Dickey     Common Stock Trust.............  93,436   4,372

 Elect Barbara J.
  Dingfield              Common Stock Trust.............  93,416   4,392

 Elect David F. Hill     Common Stock Trust.............  93,451   4,356

 Elect Richard W.
  Hubbard                Common Stock Trust.............  93,430   4,377

 Elect Richard E.
  Lundgren               Common Stock Trust.............  93,463   4,344

 Elect Larry L. Pinnt    Common Stock Trust.............  93,456   4,351

 Elect John W.
  Schneider              Common Stock Trust.............  93,467   4,340

 Selection of Ernst &
  Young LLP              Common Stock Trust.............  93,848   1,313   2,648

SAFECO COMMON STOCK FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding Vice President and Treasurer
Neal A. Fuller Vice President and Controller
David H. Longhurst Assistant Controller

INVESTMENT ADVISOR:
SAFECO Asset Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank
Chase Manhattan Bank
(International Fund)

GMF 659 2/00

 Printed on Recycled Paper.

This report must be preceded or accompanied by a current prospectus.

(R) A registered trademark of SAFECO Corporation.

CLIENT SERVICES*:

Monday-Friday,
5:30am-7:00pm Pacific Time

Nationwide: 1-800-624-5711

Deaf and Hard of Hearing TTY/TDD Service: 1-800-438-8718

* All telephone calls are tape-recorded for your protection.

FOR 24-HOUR AUTOMATED PERFORMANCE INFORMATION AND TRANSACTIONS:

Nationwide: 1-800-835-4391

MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
www.safecofunds.com

EMAIL: mfunds@safeco.com